UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2026

Date of reporting period:	3/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Large-Cap Index Fund
Class A:
PSIAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class
A s
hares of the PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at
(800) 225-1852
or (973) 367-3529 from outside the U.S
.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class A	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 827,365,084
Number of fund holdings	507
Portfolio turnover rate for the period	1%
MF174E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.3%
Software	8.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.6%
Oil, Gas & Consumable Fuels	3.6%
Financial Services	3.6%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%
Consumer Staples Distribution & Retail	2.0%
Automobiles	2.0%
Machinery	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.7%
Biotechnology	1.7%
Specialty Retail	1.7%
Insurance	1.7%
Electric Utilities	1.6%
Health Care Providers & Services	1.5%
Entertainment	1.3%
Electrical Equipment	1.2%
Chemicals	1.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Industry Classification	% of Net Assets
Beverages	1.1%
Communications Equipment	1.1%
Diversified Telecommunication Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Ground Transportation	0.8%
Household Products	0.8%
Life Sciences Tools & Services	0.8%
IT Services	0.8%
Specialized REITs	0.8%
Multi-Utilities	0.7%
Tobacco	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Others*	5.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	A
NASDAQ	PSIAX
CUSIP	74441F108
MF174E2A

PGIM Quant Solutions Large-Cap Index Fund
Class C:
PSICX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class C	$64	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 827,365,084
Number of fund holdings	507
Portfolio turnover rate for the period	1%
MF174E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.3%
Software	8.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.6%
Oil, Gas & Consumable Fuels	3.6%
Financial Services	3.6%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%
Consumer Staples Distribution & Retail	2.0%
Automobiles	2.0%
Machinery	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.7%
Biotechnology	1.7%
Specialty Retail	1.7%
Insurance	1.7%
Electric Utilities	1.6%
Health Care Providers & Services	1.5%
Entertainment	1.3%
Electrical Equipment	1.2%
Chemicals	1.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Industry Classification	% of Net Assets
Beverages	1.1%
Communications Equipment	1.1%
Diversified Telecommunication Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Ground Transportation	0.8%
Household Products	0.8%
Life Sciences Tools & Services	0.8%
IT Services	0.8%
Specialized REITs	0.8%
Multi-Utilities	0.7%
Tobacco	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Others*	5.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	C
NASDAQ	PSICX
CUSIP	74441F306
MF174E2C

PGIM Quant Solutions Large-Cap Index Fund
Class I:
PDSIX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class I shares of the PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class I	$9	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 827,365,084
Number of fund holdings	507
Portfolio turnover rate for the period	1%
MF174E2I

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.3%
Software	8.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.6%
Oil, Gas & Consumable Fuels	3.6%
Financial Services	3.6%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%
Consumer Staples Distribution & Retail	2.0%
Automobiles	2.0%
Machinery	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.7%
Biotechnology	1.7%
Specialty Retail	1.7%
Insurance	1.7%
Electric Utilities	1.6%
Health Care Providers & Services	1.5%
Entertainment	1.3%
Electrical Equipment	1.2%
Chemicals	1.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Industry Classification	% of Net Assets
Beverages	1.1%
Communications Equipment	1.1%
Diversified Telecommunication Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Ground Transportation	0.8%
Household Products	0.8%
Life Sciences Tools & Services	0.8%
IT Services	0.8%
Specialized REITs	0.8%
Multi-Utilities	0.7%
Tobacco	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Others*	5.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	I
NASDAQ	PDSIX
CUSIP	74441F405
MF174E2I

PGIM Quant Solutions Large-Cap Index Fund
Class Z:
PSIFX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class Z	$12	0.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 827,365,084
Number of fund holdings	507
Portfolio turnover rate for the period	1%
MF174E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.3%
Software	8.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.6%
Oil, Gas & Consumable Fuels	3.6%
Financial Services	3.6%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%
Consumer Staples Distribution & Retail	2.0%
Automobiles	2.0%
Machinery	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.7%
Biotechnology	1.7%
Specialty Retail	1.7%
Insurance	1.7%
Electric Utilities	1.6%
Health Care Providers & Services	1.5%
Entertainment	1.3%
Electrical Equipment	1.2%
Chemicals	1.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Industry Classification	% of Net Assets
Beverages	1.1%
Communications Equipment	1.1%
Diversified Telecommunication Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Ground Transportation	0.8%
Household Products	0.8%
Life Sciences Tools & Services	0.8%
IT Services	0.8%
Specialized REITs	0.8%
Multi-Utilities	0.7%
Tobacco	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Others*	5.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	Z
NASDAQ	PSIFX
CUSIP	74441F504
MF174E2Z

PGIM Quant Solutions Large-Cap Index Fund
Class R6:
PQSIX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Large-Cap Index
Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class R6	$5	0.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 827,365,084
Number of fund holdings	507
Portfolio turnover rate for the period	1%
MF174E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.3%
Software	8.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.6%
Oil, Gas & Consumable Fuels	3.6%
Financial Services	3.6%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%
Consumer Staples Distribution & Retail	2.0%
Automobiles	2.0%
Machinery	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.7%
Biotechnology	1.7%
Specialty Retail	1.7%
Insurance	1.7%
Electric Utilities	1.6%
Health Care Providers & Services	1.5%
Entertainment	1.3%
Electrical Equipment	1.2%
Chemicals	1.1%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Industry Classification	% of Net Assets
Beverages	1.1%
Communications Equipment	1.1%
Diversified Telecommunication Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Ground Transportation	0.8%
Household Products	0.8%
Life Sciences Tools & Services	0.8%
IT Services	0.8%
Specialized REITs	0.8%
Multi-Utilities	0.7%
Tobacco	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Others*	5.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	R6
NASDAQ	PQSIX
CUSIP	74441F702
MF174E2R6

PGIM Securitized Credit Fund
Class A:
SCFOX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 2,704,853,302
Number of fund holdings	599
Portfolio turnover rate for the period	37%
MF241E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	27.2
AA	30.6
A	15.1
BBB	13.8
BB	8.1
B	1.1
Not Rated	4.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	A
NASDAQ	SCFOX
CUSIP	74441F801
MF241E2A

PGIM Securitized Credit Fund
Class C:
SCFVX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at
(800) 225-1852 or (973) 367-3529
from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$83	1.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 2,704,853,302
Number of fund holdings	599
Portfolio turnover rate for the period	37%
MF241E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	27.2
AA	30.6
A	15.1
BBB	13.8
BB	8.1
B	1.1
Not Rated	4.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	C
NASDAQ	SCFVX
CUSIP	74441F884
MF241E2C

PGIM Securitized Credit Fund
Class Z:
SCFZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class Z	$33	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 2,704,853,302
Number of fund holdings	599
Portfolio turnover rate for the period	37%
MF241E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	27.2
AA	30.6
A	15.1
BBB	13.8
BB	8.1
B	1.1
Not Rated	4.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	Z
NASDAQ	SCFZX
CUSIP	74441F876
MF241E2Z

PGIM Securitized Credit Fund
Class R6:
SCFQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Securitized Credit Fund (the “Fund”)
for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$30	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 2,704,853,302
Number of fund holdings	599
Portfolio turnover rate for the period	37%
MF241E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	27.2
AA	30.6
A	15.1
BBB	13.8
BB	8.1
B	1.1
Not Rated	4.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
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or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
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PGIM Securitized Credit Fund

SHARE CLASS	R6
NASDAQ	SCFQX
CUSIP	74441F868
MF241E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Quant Solutions Large-Cap Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Large-Cap Index Fund	1
Notes to Financial Statements	27

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS 98.0%

Aerospace & Defense 2.3%

Axon Enterprise, Inc.*	1,140	$484,147
Boeing Co. (The)*	11,344	2,257,796
General Dynamics Corp.	3,632	1,246,575
General Electric Co.	15,200	4,313,304
Howmet Aerospace, Inc.	5,681	1,309,243
Huntington Ingalls Industries, Inc.	600	227,940
L3Harris Technologies, Inc.	2,816	971,942
Lockheed Martin Corp.	2,966	1,792,621
Northrop Grumman Corp.	1,928	1,315,359
RTX Corp.	19,431	3,748,240
Textron, Inc.	2,534	221,877
TransDigm Group, Inc.	840	973,526

		18,862,570

Air Freight & Logistics 0.3%

C.H. Robinson Worldwide, Inc.	1,700	282,319
Expeditors International of Washington, Inc.	1,900	272,137
FedEx Corp.	3,246	1,156,160
United Parcel Service, Inc. (Class B Stock)	10,690	1,051,682

		2,762,298

Automobile Components 0.0%

Aptiv PLC*	3,250	225,680

Automobiles 2.0%

Ford Motor Co.	58,438	674,375
General Motors Co.	13,200	983,400
Tesla, Inc.*	40,770	15,156,247

		16,814,022

Banks 3.4%

Bank of America Corp.	96,195	4,689,506
Citigroup, Inc.	25,295	2,868,706
Citizens Financial Group, Inc.	6,500	389,805
Fifth Third Bancorp	13,373	621,310
Huntington Bancshares, Inc.	30,329	474,649
JPMorgan Chase & Co.	39,103	11,502,538
KeyCorp	13,935	279,397
M&T Bank Corp.	2,155	445,482
PNC Financial Services Group, Inc. (The)	5,772	1,201,095
Regions Financial Corp.	12,774	333,657
Truist Financial Corp.	18,472	849,158
U.S. Bancorp	22,795	1,185,568
Wells Fargo & Co.	44,836	3,569,394

		28,410,265

Beverages 1.1%

Brown-Forman Corp. (Class B Stock)	2,550	67,422
Coca-Cola Co. (The)	56,164	4,271,272
Constellation Brands, Inc. (Class A Stock)	2,070	310,500
Keurig Dr. Pepper, Inc.	19,900	523,967
Molson Coors Beverage Co. (Class B Stock)	2,894	124,616
Monster Beverage Corp.*	10,490	760,105
PepsiCo, Inc.	19,841	3,081,109

		9,138,991

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 1.7%

AbbVie, Inc.	25,589	$5,565,352
Amgen, Inc.	7,796	2,743,023
Biogen, Inc.*	2,080	381,326
Gilead Sciences, Inc.	18,000	2,508,660
Incyte Corp.*	2,420	227,770
Moderna, Inc.*	5,140	261,112
Regeneron Pharmaceuticals, Inc.	1,460	1,128,054
Vertex Pharmaceuticals, Inc.*	3,660	1,634,337

		14,449,634

Broadline Retail 3.6%

Amazon.com, Inc.*	141,700	29,511,859
eBay, Inc.	6,640	604,373

		30,116,232

Building Products 0.5%

A.O. Smith Corp.	1,800	118,692
Allegion PLC	1,133	164,613
Builders FirstSource, Inc.*	1,500	123,495
Carrier Global Corp.	11,629	654,829
Johnson Controls International PLC	8,887	1,163,753
Lennox International, Inc.	460	213,500
Masco Corp.	3,026	182,680
Trane Technologies PLC	3,200	1,333,568

		3,955,130

Capital Markets 3.1%

Ameriprise Financial, Inc.	1,341	595,940
Ares Management Corp. (Class A Stock)	2,900	316,390
Bank of New York Mellon Corp. (The)	10,038	1,190,808
Blackrock, Inc.	2,080	2,000,357
Blackstone, Inc.	11,000	1,264,890
Cboe Global Markets, Inc.	1,500	421,605
Charles Schwab Corp. (The)	24,211	2,275,350
CME Group, Inc.	5,100	1,506,285
Coinbase Global, Inc. (Class A Stock)*	3,200	558,752
FactSet Research Systems, Inc.	400	86,796
Franklin Resources, Inc.	4,642	109,644
Goldman Sachs Group, Inc. (The)	4,340	3,671,597
Interactive Brokers Group, Inc. (Class A Stock)	6,500	435,955
Intercontinental Exchange, Inc.	8,100	1,273,968
Invesco Ltd.	6,500	157,885
KKR & Co., Inc.	9,900	915,750
Moody’s Corp.	2,166	944,918
Morgan Stanley	17,390	2,861,872
MSCI, Inc.	1,070	576,741
Nasdaq, Inc.	6,600	560,274
Northern Trust Corp.	2,562	357,578
Raymond James Financial, Inc.	2,500	361,975
Robinhood Markets, Inc. (Class A Stock)*	11,500	796,950
S&P Global, Inc.	4,560	1,939,550
State Street Corp.	4,062	514,087
T. Rowe Price Group, Inc.	3,100	279,434

		25,975,351

Chemicals 1.1%

Air Products & Chemicals, Inc.	3,102	901,100
Albemarle Corp.	1,640	294,429

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

CF Industries Holdings, Inc.	2,200	$285,648
Corteva, Inc.	9,909	829,482
Dow, Inc.	10,809	450,195
DuPont de Nemours, Inc.	6,209	284,372
Ecolab, Inc.	3,642	968,845
International Flavors & Fragrances, Inc.	3,715	269,523
Linde PLC	6,668	3,305,728
LyondellBasell Industries NV (Class A Stock)	3,700	298,072
Mosaic Co. (The)	5,300	135,150
PPG Industries, Inc.	3,348	357,834
Sherwin-Williams Co. (The)	3,288	1,053,969

		9,434,347

Commercial Services & Supplies 0.5%

Cintas Corp.	4,940	835,551
Copart, Inc.*	13,500	448,200
Republic Services, Inc.	3,035	664,726
Rollins, Inc.	4,275	228,328
Veralto Corp.	3,540	313,007
Waste Management, Inc.	5,413	1,243,853

		3,733,665

Communications Equipment 1.1%

Arista Networks, Inc.*	14,920	1,831,878
Ciena Corp.*	2,000	776,460
Cisco Systems, Inc.	57,344	4,449,321
F5, Inc.*	700	202,531
Lumentum Holdings, Inc.*	1,040	730,870
Motorola Solutions, Inc.	2,356	1,022,433

		9,013,493

Construction & Engineering 0.3%

Comfort Systems USA, Inc.	500	689,495
EMCOR Group, Inc.	640	472,518
Quanta Services, Inc.	2,180	1,196,864

		2,358,877

Construction Materials 0.3%

CRH PLC	9,800	1,030,176
Martin Marietta Materials, Inc.	880	518,038
Vulcan Materials Co.	1,900	517,370

		2,065,584

Consumer Finance 0.5%

American Express Co.	7,799	2,359,041
Capital One Financial Corp.	8,964	1,635,303
Synchrony Financial	5,365	364,927

		4,359,271

Consumer Staples Distribution & Retail 2.0%

Costco Wholesale Corp.	6,428	6,405,052
Dollar General Corp.	3,300	391,809
Dollar Tree, Inc.*	2,742	300,277
Kroger Co. (The)	8,468	612,745
Sysco Corp.	6,980	497,883

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Target Corp.	6,682	$809,858
Walmart, Inc.	63,558	7,898,988

		16,916,612

Containers & Packaging 0.2%

Amcor PLC	7,012	278,727
Avery Dennison Corp.	1,038	179,242
Ball Corp.	4,128	244,006
International Paper Co.	7,984	285,029
Packaging Corp. of America	1,270	269,519
Smurfit Westrock PLC	7,833	312,145

		1,568,668

Distributors 0.0%

Genuine Parts Co.	1,999	211,394
Pool Corp.	420	84,979

		296,373

Diversified Telecommunication Services 0.9%

AT&T, Inc.	101,507	2,942,688
Comcast Corp. (Class A Stock)	52,620	1,510,720
Verizon Communications, Inc.	61,133	3,068,877

		7,522,285

Electric Utilities 1.7%

Alliant Energy Corp.	3,900	279,864
American Electric Power Co., Inc.	7,891	1,034,352
Constellation Energy Corp.	4,503	1,257,463
Duke Energy Corp.	11,239	1,471,635
Edison International	5,462	399,709
Entergy Corp.	6,730	756,183
Evergy, Inc.	3,500	286,720
Eversource Energy	5,600	387,968
Exelon Corp.	14,812	726,084
FirstEnergy Corp.	7,977	404,115
NextEra Energy, Inc.	30,228	2,807,577
NRG Energy, Inc.	3,000	438,420
PG&E Corp.	32,200	565,754
Pinnacle West Capital Corp.	1,700	171,275
PPL Corp.	11,252	429,826
Southern Co. (The)	15,915	1,536,116
Xcel Energy, Inc.	8,683	689,777

		13,642,838

Electrical Equipment 1.2%

AMETEK, Inc.	3,300	707,388
Eaton Corp. PLC	5,493	1,964,681
Emerson Electric Co.	8,150	1,067,813
GE Vernova, Inc.	3,900	3,404,310
Generac Holdings, Inc.*	900	175,797
Hubbell, Inc.	700	343,518
Rockwell Automation, Inc.	1,543	553,752
Vertiv Holdings Co. (Class A Stock)	5,600	1,403,248

		9,620,507

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.9%

Amphenol Corp. (Class A Stock)	17,800	$2,249,030
CDW Corp.	1,900	229,938
Coherent Corp.*	2,700	643,167
Corning, Inc.	11,297	1,536,053
Jabil, Inc.	1,400	371,882
Keysight Technologies, Inc.*	2,500	705,925
TE Connectivity PLC (Switzerland)	4,250	888,335
Teledyne Technologies, Inc.*	668	404,147
Zebra Technologies Corp. (Class A Stock)*	620	129,629

		7,158,106

Energy Equipment & Services 0.3%

Baker Hughes Co.	14,445	881,867
Halliburton Co.	12,222	476,536
SLB Ltd.	21,932	1,127,086

		2,485,489

Entertainment 1.3%

Electronic Arts, Inc.	3,600	733,932
Live Nation Entertainment, Inc.*	2,200	335,522
Netflix, Inc.*	61,200	5,884,380
Take-Two Interactive Software, Inc.*	2,400	474,000
TKO Group Holdings, Inc.	900	181,485
Walt Disney Co. (The)	25,636	2,470,798
Warner Bros Discovery, Inc.*	36,385	999,132

		11,079,249

Financial Services 3.6%

Apollo Global Management, Inc.	6,800	757,656
Berkshire Hathaway, Inc. (Class B Stock)*	26,630	12,761,096
Block, Inc.*	8,000	481,440
Corpay, Inc.*	920	267,711
Fidelity National Information Services, Inc.	7,960	373,404
Fiserv, Inc.*	7,900	440,820
Global Payments, Inc.	3,694	248,606
Jack Henry & Associates, Inc.	1,100	173,844
Mastercard, Inc. (Class A Stock)	11,820	5,905,981
PayPal Holdings, Inc.	13,430	607,439
Visa, Inc. (Class A Stock)	24,400	7,374,656

		29,392,653

Food Products 0.5%

Archer-Daniels-Midland Co.	6,859	498,581
Bunge Global SA	2,000	254,400
Campbell’s Co. (The)	3,547	78,992
Conagra Brands, Inc.	8,143	128,008
General Mills, Inc.	8,144	303,119
Hershey Co. (The)	2,016	419,106
Hormel Foods Corp.	4,400	99,660
J.M. Smucker Co. (The)	1,570	151,411
Kraft Heinz Co. (The)	12,955	291,358
McCormick & Co., Inc.	3,700	186,628
Mondelez International, Inc. (Class A Stock)	18,866	1,087,436
Tyson Foods, Inc. (Class A Stock)	4,100	262,687

		3,761,386

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities 0.1%

Atmos Energy Corp.	2,400	$443,328

Ground Transportation 0.8%

CSX Corp.	26,954	1,106,461
J.B. Hunt Transport Services, Inc.	1,050	222,495
Norfolk Southern Corp.	3,231	927,297
Old Dominion Freight Line, Inc.	2,600	508,040
Uber Technologies, Inc.*	29,800	2,143,514
Union Pacific Corp.	8,556	2,075,857

		6,983,664

Health Care Equipment & Supplies 1.8%

Abbott Laboratories	25,213	2,588,619
Align Technology, Inc.*	1,010	173,144
Baxter International, Inc.	7,774	130,603
Becton, Dickinson & Co.	4,165	654,863
Boston Scientific Corp.*	21,372	1,341,093
Cooper Cos., Inc. (The)*	2,900	207,350
Dexcom, Inc.*	5,620	352,936
Edwards Lifesciences Corp.*	8,610	689,489
GE HealthCare Technologies, Inc.	6,500	462,670
Hologic, Inc.*	3,400	257,006
IDEXX Laboratories, Inc.*	1,180	663,030
Insulet Corp.*	900	188,856
Intuitive Surgical, Inc.*	5,200	2,397,148
Medtronic PLC	18,815	1,630,320
ResMed, Inc.	1,990	446,715
Solventum Corp.*	2,372	154,892
STERIS PLC	1,400	309,582
Stryker Corp.	4,860	1,596,947
Zimmer Biomet Holdings, Inc.	3,011	272,255

		14,517,518

Health Care Providers & Services 1.5%

Cardinal Health, Inc.	3,373	712,749
Cencora, Inc.	2,760	867,026
Centene Corp.*	7,008	229,442
Cigna Group (The)	3,868	1,031,789
CVS Health Corp.	18,646	1,339,156
DaVita, Inc.*	400	61,476
Elevance Health, Inc.	3,310	969,002
HCA Healthcare, Inc.	2,200	1,041,128
Henry Schein, Inc.*	1,600	117,920
Humana, Inc.	1,700	294,763
Labcorp Holdings, Inc.	1,200	320,172
McKesson Corp.	1,786	1,545,533
Quest Diagnostics, Inc.	1,700	333,166
UnitedHealth Group, Inc.	13,098	3,544,188
Universal Health Services, Inc. (Class B Stock)	770	137,807

		12,545,317

Health Care REITs 0.3%

Alexandria Real Estate Equities, Inc.	2,300	106,766
Healthpeak Properties, Inc.	11,200	184,016
Ventas, Inc.	6,933	566,981
Welltower, Inc.	10,000	1,977,100

		2,834,863

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 0.0%

Host Hotels & Resorts, Inc.	9,336	$178,878

Hotels, Restaurants & Leisure 1.7%

Airbnb, Inc. (Class A Stock)*	6,100	770,308
Booking Holdings, Inc.	470	1,978,850
Carnival Corp.	16,500	427,020
Chipotle Mexican Grill, Inc.*	19,050	609,790
Darden Restaurants, Inc.	1,653	324,054
Domino’s Pizza, Inc.	440	157,868
DoorDash, Inc. (Class A Stock)*	5,400	810,810
Expedia Group, Inc.	1,600	369,424
Hilton Worldwide Holdings, Inc.	3,360	1,021,709
Las Vegas Sands Corp.	4,560	245,693
Marriott International, Inc. (Class A Stock)	3,240	1,059,707
McDonald’s Corp.	10,380	3,226,000
MGM Resorts International*	2,800	103,628
Norwegian Cruise Line Holdings Ltd.*	6,700	125,290
Royal Caribbean Cruises Ltd.	3,600	990,648
Starbucks Corp.	16,680	1,494,361
Wynn Resorts Ltd.	1,300	132,015
Yum! Brands, Inc.	3,964	616,323

		14,463,498

Household Durables 0.2%

D.R. Horton, Inc.	3,800	521,436
Garmin Ltd.	2,300	533,623
Lennar Corp. (Class A Stock)	3,200	277,888
NVR, Inc.*	35	230,644
PulteGroup, Inc.	2,811	330,602

		1,894,193

Household Products 0.8%

Church & Dwight Co., Inc.	3,600	335,952
Clorox Co. (The)	1,682	174,305
Colgate-Palmolive Co.	11,860	1,010,828
Kimberly-Clark Corp.	4,866	469,423
Procter & Gamble Co. (The)	33,663	4,862,284

		6,852,792

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	10,800	152,172
Vistra Corp.	4,600	691,518

		843,690

Industrial Conglomerates 0.4%

3M Co.	7,688	1,116,528
Honeywell International, Inc.	9,085	2,053,483

		3,170,011

Industrial REITs 0.2%

Prologis, Inc.	13,489	1,782,976

Insurance 1.7%

Aflac, Inc.	6,700	735,057
Allstate Corp. (The)	3,808	789,551
American International Group, Inc.	7,651	575,738
Aon PLC (Class A Stock)	3,089	997,067

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Arch Capital Group Ltd.*	5,300	$508,747
Arthur J. Gallagher & Co.	3,700	801,346
Assurant, Inc.	700	152,467
Brown & Brown, Inc.	4,400	286,924
Chubb Ltd.	5,253	1,712,110
Cincinnati Financial Corp.	2,207	347,271
Erie Indemnity Co. (Class A Stock)	240	60,314
Everest Group Ltd.	610	199,379
Globe Life, Inc.	1,133	157,680
Hartford Insurance Group, Inc. (The)	4,053	548,087
Loews Corp.	2,517	268,665
Marsh & McLennan Cos., Inc.	7,140	1,238,433
MetLife, Inc.	8,150	576,368
Principal Financial Group, Inc.	2,900	261,319
Progressive Corp. (The)	8,516	1,688,212
Prudential Financial, Inc.(g)	5,100	498,219
Travelers Cos., Inc. (The)	3,131	913,250
W.R. Berkley Corp.	4,500	298,260
Willis Towers Watson PLC	1,300	377,910

		13,992,374

Interactive Media & Services 7.5%

Alphabet, Inc. (Class A Stock)	84,400	24,270,064
Alphabet, Inc. (Class C Stock)	67,840	19,460,582
Meta Platforms, Inc. (Class A Stock)	31,720	18,147,964

		61,878,610

IT Services 0.8%

Accenture PLC (Class A Stock)	8,790	1,742,969
Akamai Technologies, Inc.*	2,100	241,185
Cognizant Technology Solutions Corp. (Class A Stock)	7,100	435,585
EPAM Systems, Inc.*	800	108,320
Gartner, Inc.*	930	147,256
GoDaddy, Inc. (Class A Stock)*	1,900	157,073
International Business Machines Corp.	13,574	3,290,202
VeriSign, Inc.	1,230	305,483

		6,428,073

Leisure Products 0.0%

Hasbro, Inc.	1,954	182,894

Life Sciences Tools & Services 0.8%

Agilent Technologies, Inc.	4,098	467,090
Bio-Techne Corp.	2,480	129,605
Charles River Laboratories International, Inc.*	650	112,125
Danaher Corp.	9,020	1,710,192
IQVIA Holdings, Inc.*	2,410	411,001
Mettler-Toledo International, Inc.*	290	365,748
Revvity, Inc.	1,770	155,070
Thermo Fisher Scientific, Inc.	5,312	2,611,007
Waters Corp.*	1,383	411,857
West Pharmaceutical Services, Inc.	940	235,602

		6,609,297

Machinery 1.8%

Caterpillar, Inc.	6,736	4,772,187
Cummins, Inc.	2,036	1,095,409
Deere & Co.	3,690	2,078,577

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Dover Corp.	2,062	$429,824
Fortive Corp.	4,750	262,580
IDEX Corp.	1,000	189,550
Illinois Tool Works, Inc.	3,786	985,458
Ingersoll Rand, Inc.	5,229	418,947
Nordson Corp.	700	186,242
Otis Worldwide Corp.	5,664	436,581
PACCAR, Inc.	7,746	894,663
Parker-Hannifin Corp.	1,808	1,618,594
Pentair PLC	2,446	213,071
Snap-on, Inc.	742	269,509
Stanley Black & Decker, Inc.	2,488	176,797
Westinghouse Air Brake Technologies Corp.	2,460	614,779
Xylem, Inc.	3,450	412,275

		15,055,043

Media 0.2%

Charter Communications, Inc. (Class A Stock)*	1,190	256,897
EchoStar Corp. (Class A Stock)*	1,900	222,433
Fox Corp. (Class A Stock)	3,066	179,054
Fox Corp. (Class B Stock)	2,066	109,705
News Corp. (Class A Stock)	5,675	141,478
News Corp. (Class B Stock)	2,200	62,722
Omnicom Group, Inc.	4,425	333,247
Paramount Skydance Corp. (Class B Stock)	4,957	44,712
Trade Desk, Inc. (The) (Class A Stock)*	6,500	147,485

		1,497,733

Metals & Mining 0.5%

Freeport-McMoRan, Inc.	21,142	1,242,727
Newmont Corp.	15,997	1,731,675
Nucor Corp.	3,212	543,149
Steel Dynamics, Inc.	1,900	342,000

		3,859,551

Multi-Utilities 0.7%

Ameren Corp.	4,069	447,265
CenterPoint Energy, Inc.	9,879	426,378
CMS Energy Corp.	4,600	356,868
Consolidated Edison, Inc.	5,251	594,308
Dominion Energy, Inc.	12,550	775,841
DTE Energy Co.	2,887	422,137
NiSource, Inc.	7,100	331,286
Public Service Enterprise Group, Inc.	7,294	590,449
Sempra	9,556	928,557
WEC Energy Group, Inc.	4,833	559,516

		5,432,605

Office REITs 0.0%

BXP, Inc.	2,180	113,142

Oil, Gas & Consumable Fuels 3.6%

APA Corp.	5,148	218,481
Chevron Corp.	27,194	5,626,439
ConocoPhillips	17,723	2,339,436
Coterra Energy, Inc.	11,600	407,624
Devon Energy Corp.	9,100	457,912
Diamondback Energy, Inc.	2,580	510,298

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

EOG Resources, Inc.	7,900	$1,142,103
EQT Corp.	9,000	572,760
Expand Energy Corp.	3,400	373,252
Exxon Mobil Corp.	60,574	10,276,985
Kinder Morgan, Inc.	28,780	964,993
Marathon Petroleum Corp.	4,176	1,019,696
Occidental Petroleum Corp.	10,479	681,135
ONEOK, Inc.	9,200	831,588
Phillips 66	5,728	1,043,527
Targa Resources Corp.	3,000	752,190
Texas Pacific Land Corp.	870	412,867
Valero Energy Corp.	4,300	1,062,444
Williams Cos., Inc. (The)	17,892	1,302,180

		29,995,910

Passenger Airlines 0.2%

Delta Air Lines, Inc.	9,500	631,560
Southwest Airlines Co.	7,174	269,527
United Airlines Holdings, Inc.*	4,700	432,729

		1,333,816

Personal Care Products 0.1%

Estee Lauder Cos., Inc. (The) (Class A Stock)	3,670	263,396
Kenvue, Inc.	29,200	503,408

		766,804

Pharmaceuticals 3.5%

Bristol-Myers Squibb Co.	29,879	1,812,161
Eli Lilly & Co.	11,497	10,574,596
Johnson & Johnson	34,909	8,533,156
Merck & Co., Inc.	35,993	4,329,598
Pfizer, Inc.	82,463	2,315,561
Viatris, Inc.	17,699	239,114
Zoetis, Inc.	6,200	732,902

		28,537,088

Professional Services 0.4%

Automatic Data Processing, Inc.	5,948	1,208,515
Broadridge Financial Solutions, Inc.	1,800	292,464
Equifax, Inc.	1,630	293,514
Jacobs Solutions, Inc.	1,700	216,376
Leidos Holdings, Inc.	1,800	279,936
Paychex, Inc.	4,725	435,267
Verisk Analytics, Inc.	2,130	404,167

		3,130,239

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	4,200	568,932
CoStar Group, Inc.*	6,400	258,176

		827,108

Residential REITs 0.2%

AvalonBay Communities, Inc.	1,911	312,162
Camden Property Trust	1,600	156,256
Equity Residential	5,100	301,665
Essex Property Trust, Inc.	900	217,800

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)

Invitation Homes, Inc.	8,600	$213,710
Mid-America Apartment Communities, Inc.	1,770	216,152
UDR, Inc.	4,600	155,388

		1,573,133

Retail REITs 0.3%

Federal Realty Investment Trust	1,100	116,831
Kimco Realty Corp.	10,300	231,441
Realty Income Corp.	13,500	825,930
Regency Centers Corp.	2,500	189,150
Simon Property Group, Inc.	4,689	874,639

		2,237,991

Semiconductors & Semiconductor Equipment 14.2%

Advanced Micro Devices, Inc.*	23,628	4,806,644
Analog Devices, Inc.	7,116	2,263,884
Applied Materials, Inc.	11,388	3,892,305
Broadcom, Inc.	68,790	21,291,193
First Solar, Inc.*	1,600	315,616
Intel Corp.*	68,048	3,002,958
KLA Corp.	1,900	2,797,579
Lam Research Corp.	18,120	3,871,519
Microchip Technology, Inc.	7,920	511,711
Micron Technology, Inc.	16,316	5,512,197
Monolithic Power Systems, Inc.	710	776,279
NVIDIA Corp.	352,500	61,476,000
NXP Semiconductors NV (Netherlands)	3,760	740,194
ON Semiconductor Corp.*	5,600	346,752
Qnity Electronics, Inc.	3,054	352,371
QUALCOMM, Inc.	15,500	1,996,090
Skyworks Solutions, Inc.	2,200	117,810
Teradyne, Inc.	2,300	681,858
Texas Instruments, Inc.	13,152	2,553,329

		117,306,289

Software 8.1%

Adobe, Inc.*	5,840	1,419,587
AppLovin Corp. (Class A Stock)*	3,980	1,584,040
Autodesk, Inc.*	3,190	763,686
Cadence Design Systems, Inc.*	3,900	1,083,693
Crowdstrike Holdings, Inc. (Class A Stock)*	3,560	1,389,860
Datadog, Inc. (Class A Stock)*	4,900	578,445
Fair Isaac Corp.*	360	384,314
Fortinet, Inc.*	9,400	768,168
Gen Digital, Inc.	8,517	160,375
Intuit, Inc.	4,090	1,768,434
Microsoft Corp.	107,692	39,864,348
Oracle Corp.	24,590	3,617,435
Palantir Technologies, Inc. (Class A Stock)*	33,100	4,841,868
Palo Alto Networks, Inc.*	11,700	1,875,744
PTC, Inc.*	1,600	227,984
Roper Technologies, Inc.	1,520	537,867
Salesforce, Inc.	13,560	2,531,245
ServiceNow, Inc.*	15,200	1,589,160
Synopsys, Inc.*	2,675	1,060,584
Trimble, Inc.*	3,600	234,828

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Tyler Technologies, Inc.*	520	$178,038
Workday, Inc. (Class A Stock)*	3,200	415,744

		66,875,447

Specialized REITs 0.8%

American Tower Corp.	6,750	1,164,915
Crown Castle, Inc.	6,200	504,122
Digital Realty Trust, Inc.	4,700	846,987
Equinix, Inc.	1,446	1,417,427
Extra Space Storage, Inc.	3,100	406,503
Iron Mountain, Inc.	4,305	439,713
Public Storage	2,200	595,936
SBA Communications Corp.	1,600	275,376
VICI Properties, Inc.	16,200	442,584
Weyerhaeuser Co.	10,939	267,240

		6,360,803

Specialty Retail 1.7%

AutoZone, Inc.*	240	810,667
Best Buy Co., Inc.	2,900	186,180
Carvana Co.*	2,100	660,198
Home Depot, Inc. (The)	14,564	4,789,954
Lowe’s Cos., Inc.	8,066	1,905,834
O’Reilly Automotive, Inc.*	12,150	1,121,566
Ross Stores, Inc.	4,800	1,039,824
TJX Cos., Inc. (The)	16,128	2,575,642
Tractor Supply Co.	8,000	362,400
Ulta Beauty, Inc.*	660	344,989
Williams-Sonoma, Inc.	1,700	309,961

		14,107,215

Technology Hardware, Storage & Peripherals 7.2%

Apple, Inc.	212,962	54,047,626
Dell Technologies, Inc. (Class C Stock)	4,200	689,346
Hewlett Packard Enterprise Co.	20,002	476,248
HP, Inc.	14,302	274,741
NetApp, Inc.	2,900	296,931
Sandisk Corp.*	2,120	1,346,921
Seagate Technology Holdings PLC	3,200	1,253,632
Super Micro Computer, Inc.*	7,600	173,052
Western Digital Corp.	5,025	1,359,212

		59,917,709

Textiles, Apparel & Luxury Goods 0.2%

Deckers Outdoor Corp.*	2,160	216,194
Lululemon Athletica, Inc.*	1,500	229,650
NIKE, Inc. (Class B Stock)	17,474	922,977
Ralph Lauren Corp.	500	171,995
Tapestry, Inc.	2,900	409,219

		1,950,035

Tobacco 0.6%

Altria Group, Inc.	24,679	1,628,567
Philip Morris International, Inc.	22,579	3,733,212

		5,361,779

See Notes to Financial Statements.

12

Description			Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.3%

Fastenal Co.			16,900	$784,160
United Rentals, Inc.			890	648,418
W.W. Grainger, Inc.			644	702,482

				2,135,060

Water Utilities 0.0%

American Water Works Co., Inc.			2,700	367,443

Wireless Telecommunication Services 0.2%

T-Mobile US, Inc.			6,770	1,421,903

TOTAL COMMON STOCKS (cost $121,514,421)				810,885,398

UNAFFILIATED EXCHANGE-TRADED FUND 0.6%
iShares Core S&P 500 ETF (cost $3,719,138)			8,200	5,356,322

TOTAL LONG-TERM INVESTMENTS (cost $125,233,559)				816,241,720

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%) (cost $9,263,053)(wb)			9,263,053	9,263,053

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $1,290,202)	3.608%	06/16/26	1,300	1,290,111

TOTAL SHORT-TERM INVESTMENTS (cost $10,553,255)				10,553,164

TOTAL INVESTMENTS 99.9% (cost $135,786,814)				826,794,884
Other assets in excess of liabilities(z) 0.1%				570,200

NET ASSETS 100.0%				$827,365,084

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(g)	An affiliated security.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(wb)	Represents an investment in a Fund affiliated with the Manager.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Futures contracts outstanding at March 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
28	S&P 500 E-Mini Index	Jun. 2026	$9,199,050	$(259,149)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$1,290,111

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$18,862,570	$—	$—
Air Freight & Logistics	2,762,298	—	—
Automobile Components.	225,680	—	—
Automobiles	16,814,022	—	—
Banks	28,410,265	—	—
Beverages.	9,138,991	—	—
Biotechnology	14,449,634	—	—
Broadline Retail	30,116,232	—	—
Building Products.	3,955,130	—	—
Capital Markets	25,975,351	—	—
Chemicals	9,434,347	—	—
Commercial Services & Supplies	3,733,665	—	—
Communications Equipment	9,013,493	—	—
Construction & Engineering.	2,358,877	—	—
Construction Materials	2,065,584	—	—
Consumer Finance	4,359,271	—	—
Consumer Staples Distribution & Retail	16,916,612	—	—
Containers & Packaging	1,568,668	—	—
Distributors	296,373	—	—
Diversified Telecommunication Services.	7,522,285	—	—
Electric Utilities	13,642,838	—	—
Electrical Equipment	9,620,507	—	—
Electronic Equipment, Instruments & Components	7,158,106	—	—
Energy Equipment & Services	2,485,489	—	—
Entertainment	11,079,249	—	—
Financial Services	29,392,653	—	—
Food Products	3,761,386	—	—
Gas Utilities	443,328	—	—
Ground Transportation	6,983,664	—	—
Health Care Equipment & Supplies	14,517,518	—	—
Health Care Providers & Services	12,545,317	—	—
Health Care REITs.	2,834,863	—	—
Hotel & Resort REITs	178,878	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure.	$14,463,498	$—	$—
Household Durables.	1,894,193	—	—
Household Products	6,852,792	—	—
Independent Power & Renewable Electricity Producers.	843,690	—	—
Industrial Conglomerates.	3,170,011	—	—
Industrial REITs.	1,782,976	—	—
Insurance	13,992,374	—	—
Interactive Media & Services	61,878,610	—	—
IT Services	6,428,073	—	—
Leisure Products	182,894	—	—
Life Sciences Tools & Services.	6,609,297	—	—
Machinery.	15,055,043	—	—
Media.	1,497,733	—	—
Metals & Mining	3,859,551	—	—
Multi-Utilities	5,432,605	—	—
Office REITs	113,142	—	—
Oil, Gas & Consumable Fuels	29,995,910	—	—
Passenger Airlines	1,333,816	—	—
Personal Care Products.	766,804	—	—
Pharmaceuticals	28,537,088	—	—
Professional Services.	3,130,239	—	—
Real Estate Management & Development	827,108	—	—
Residential REITs	1,573,133	—	—
Retail REITs	2,237,991	—	—
Semiconductors & Semiconductor Equipment	117,306,289	—	—
Software	66,875,447	—	—
Specialized REITs	6,360,803	—	—
Specialty Retail	14,107,215	—	—
Technology Hardware, Storage & Peripherals	59,917,709	—	—
Textiles, Apparel & Luxury Goods	1,950,035	—	—
Tobacco	5,361,779	—	—
Trading Companies & Distributors	2,135,060	—	—
Water Utilities	367,443	—	—
Wireless Telecommunication Services	1,421,903	—	—
Unaffiliated Exchange-Traded Fund	5,356,322	—	—
Short-Term Investments
Affiliated Mutual Fund	9,263,053	—	—
U.S. Treasury Obligation	—	1,290,111	—

Total	$825,504,773	$1,290,111	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(259,149)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2026 were as follows:

Semiconductors & Semiconductor Equipment	14.2%
Software	8.1
Interactive Media & Services	7.5
Technology Hardware, Storage & Peripherals	7.2
Broadline Retail	3.6
Oil, Gas & Consumable Fuels	3.6
Financial Services	3.6
Pharmaceuticals	3.5
Banks	3.4
Capital Markets	3.1
Aerospace & Defense	2.3
Consumer Staples Distribution & Retail	2.0
Automobiles	2.0
Machinery	1.8
Health Care Equipment & Supplies	1.8
Hotels, Restaurants & Leisure	1.7
Biotechnology	1.7
Specialty Retail	1.7
Insurance	1.7
Electric Utilities	1.7
Health Care Providers & Services	1.5
Entertainment	1.3
Electrical Equipment	1.2
Chemicals	1.1
Affiliated Mutual Fund	1.1
Beverages	1.1
Communications Equipment	1.1
Diversified Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	0.9
Ground Transportation	0.8
Household Products	0.8
Life Sciences Tools & Services	0.8
IT Services	0.8
Specialized REITs	0.8
Multi-Utilities	0.7
Tobacco	0.6
Unaffiliated Exchange-Traded Fund	0.6
Consumer Finance	0.5
Building Products	0.5

Metals & Mining	0.5%
Food Products	0.5
Commercial Services & Supplies	0.5
Industrial Conglomerates	0.4
Professional Services	0.4
Health Care REITs	0.3
Air Freight & Logistics	0.3
Energy Equipment & Services	0.3
Construction & Engineering	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.3
Textiles, Apparel & Luxury Goods	0.2
Household Durables	0.2
Industrial REITs	0.2
Residential REITs	0.2
Containers & Packaging	0.2
Media	0.2
Wireless Telecommunication Services	0.2
Passenger Airlines	0.2
U.S. Treasury Obligation	0.2
Independent Power & Renewable Electricity Producers	0.1
Real Estate Management & Development	0.1
Personal Care Products	0.1
Gas Utilities	0.1
Water Utilities	0.0	*
Distributors	0.0	*
Automobile Components	0.0	*
Leisure Products	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$259,149*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

16

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$342,069

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(356,934)

For the six months ended March 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$12,286,663

*	Average volume is based on average quarter end balances for the six months ended March 31, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 17

Statement of Assets and Liabilities (unaudited)

as of March 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $126,366,298)	$817,033,612
Affiliated investments (cost $9,420,516)	9,761,272
Receivable for Fund shares sold	962,928
Dividends and interest receivable	413,378
Due from broker—variation margin futures	255,500
Prepaid expenses	3,142

Total Assets	828,429,832

Liabilities
Payable for Fund shares purchased	765,378
Distribution fee payable	104,116
Transfer agent’s fees and expenses payable	73,929
Management fee payable	58,024
Accrued expenses and other liabilities	28,994
Custodian and accounting fees payable	22,548
Affiliated transfer agent fee payable	11,759

Total Liabilities	1,064,748

Net Assets	$827,365,084

Net assets were comprised of:
Shares of beneficial interest, at par	$18,264
Paid-in capital in excess of par	44,376,696
Total distributable earnings (loss)	782,970,124

Net assets, March 31, 2026	$827,365,084

See Notes to Financial Statements.

18

Class A

Net asset value and redemption price per share,
($335,582,934 ÷ 7,455,318 shares of beneficial interest issued and outstanding)	$45.01
Maximum sales charge (3.25% of offering price)	1.51

Maximum offering price to public	$46.52

Class C

Net asset value, offering price and redemption price per share,
($18,410,336 ÷ 421,165 shares of beneficial interest issued and outstanding)	$43.71

Class I

Net asset value, offering price and redemption price per share,
($119,419,914 ÷ 2,622,093 shares of beneficial interest issued and outstanding)	$45.54

Class Z

Net asset value, offering price and redemption price per share,
($161,530,123 ÷ 3,546,573 shares of beneficial interest issued and outstanding)	$45.55

Class R6

Net asset value, offering price and redemption price per share,
($192,421,777 ÷ 4,219,152 shares of beneficial interest issued and outstanding)	$45.61

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 19

Statement of Operations (unaudited)

Six Months Ended March 31, 2026

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $1,144 foreign withholding tax)	$5,301,071

Affiliated dividend income	254,422

Interest income	31,322

Income from securities lending, net (including affiliated income of $862)	1,206

Total income	5,588,021

Expenses

Management fee	671,934

Distribution fee(a)	650,182

Transfer agent’s fees and expenses (including affiliated expense of $31,527)(a)	339,764

Custodian and accounting fees	40,852

Registration fees(a)	36,833

Shareholders’ reports	22,418

Professional fees	19,924

Audit fee	13,823

Trustees’ fees	10,447

Miscellaneous	16,137

Total expenses	1,822,314
Less: Fee waiver and/or expense reimbursement(a)	(313,569)

Net expenses	1,508,745

Net investment income (loss)	4,079,276

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $53,681)	89,823,716
Futures transactions	342,069

90,165,785

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(81,875))	(108,908,270)
Futures	(356,934)

(109,265,204)

Net gain (loss) on investment transactions	(19,099,419)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(15,020,143)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	536,392	113,790	—	—	—
Transfer agent’s fees and expenses	157,571	14,829	44,347	122,043	974
Registration fees	10,543	7,096	5,610	7,601	5,983
Fee waiver and/or expense reimbursement	(125,158)	(7,965)	(44,347)	(65,715)	(70,384)

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2026	Year Ended September 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,079,276	$8,624,050
Net realized gain (loss) on investment transactions	90,165,785	62,522,308
Net change in unrealized appreciation (depreciation) on investments	(109,265,204)	70,790,357

Net increase (decrease) in net assets resulting from operations	(15,020,143)	141,936,715

Dividends and Distributions
Distributions from distributable earnings
Class A	(28,283,303)	(14,008,100)
Class C	(1,773,505)	(1,347,078)
Class I	(10,344,131)	(5,852,483)
Class Z	(14,503,352)	(9,015,230)
Class R6	(15,748,480)	(7,085,644)

	(70,652,771)	(37,308,535)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	51,079,822	107,740,495
Net asset value of shares issued in reinvestment of dividends and distributions	70,365,133	37,205,796
Cost of shares purchased	(155,302,027)	(186,748,973)

Net increase (decrease) in net assets from Fund share transactions	(33,857,072)	(41,802,682)

Total increase (decrease)	(119,529,986)	62,825,498

Net Assets:

Beginning of period	946,895,070	884,069,572

End of period	$827,365,084	$946,895,070

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 21

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2026		Year Ended September 30,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.83		$44.35	$37.23	$35.72	$47.35	$47.07
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.37	0.40	0.42	0.42	0.42
Net realized and unrealized gain (loss) on investment transactions	(1.03)		6.98	11.59	6.42	(6.76)	11.36
Total from investment operations	(0.85)		7.35	11.99	6.84	(6.34)	11.78
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.41)	(0.45)	(0.45)	(0.40)	(0.72)
Distributions from net realized gains	(3.54)		(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(3.97)		(1.87)	(4.87)	(5.33)	(5.29)	(11.50)
Net asset value, end of period	$45.01		$49.83	$44.35	$37.23	$35.72	$47.35
Total Return(b):	(2.02)%		17.02%	35.61%	20.99%	(15.91)%	29.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$335,583		$362,887	$336,182	$272,959	$248,714	$337,161
Average net assets (000)	$358,577		$337,367	$305,683	$270,969	$313,531	$331,222
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50	%(d)	0.51%	0.52%	0.54%	0.52%	0.52%
Expenses before waivers and/or expense reimbursement	0.57	%(d)	0.58%	0.59%	0.61%	0.59%	0.59%
Net investment income (loss)	0.75	%(d)	0.82%	1.00%	1.15%	0.97%	0.92%
Portfolio turnover rate(e)	1%		3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class C Shares
	Six Months Ended March 31, 2026		Year Ended September 30,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.37		$43.15	$36.35	$34.95	$46.45	$46.37
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	0.03	0.10	0.16	0.12	0.12
Net realized and unrealized gain (loss) on investment transactions	(1.00)		6.78	11.32	6.28	(6.63)	11.17
Total from investment operations	(1.01)		6.81	11.42	6.44	(6.51)	11.29
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.13)	(0.20)	(0.16)	(0.10)	(0.43)
Distributions from net realized gains	(3.54)		(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(3.65)		(1.59)	(4.62)	(5.04)	(4.99)	(11.21)
Net asset value, end of period	$43.71		$48.37	$43.15	$36.35	$34.95	$46.45
Total Return(c):	(2.41)%		16.14%	34.63%	20.11%	(16.48)%	28.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,410		$27,164	$38,287	$39,868	$46,543	$66,318
Average net assets (000)	$22,821		$31,628	$40,140	$44,481	$61,900	$67,968
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.26%	1.26%	1.24%	1.21%	1.19%
Expenses before waivers and/or expense reimbursement	1.37	%(e)	1.33%	1.33%	1.31%	1.28%	1.26%
Net investment income (loss)	(0.05	)%(e)	0.07%	0.27%	0.46%	0.28%	0.26%
Portfolio turnover rate(f)	1%		3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the period.

(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 23

Financial Highlights (unaudited) (continued)

Class I Shares
	Six Months Ended March 31, 2026		Year Ended September 30,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.44		$44.85	$37.60	$36.06	$47.75	$47.38
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.51	0.53	0.56	0.57	0.58
Net realized and unrealized gain (loss) on investment transactions	(1.04)		7.08	11.72	6.46	(6.81)	11.44
Total from investment operations	(0.78)		7.59	12.25	7.02	(6.24)	12.02
Less Dividends and Distributions:
Dividends from net investment income	(0.58)		(0.54)	(0.58)	(0.60)	(0.56)	(0.87)
Distributions from net realized gains	(3.54)		(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(4.12)		(2.00)	(5.00)	(5.48)	(5.45)	(11.65)
Net asset value, end of period	$45.54		$50.44	$44.85	$37.60	$36.06	$47.75
Total Return(b):	(1.88)%		17.41%	36.08%	21.38%	(15.63)%	29.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,420		$127,268	$132,472	$113,462	$120,778	$172,635
Average net assets (000)	$127,054		$123,001	$124,605	$122,167	$161,968	$164,271
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.26	%(d)	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income (loss)	1.07	%(d)	1.14%	1.33%	1.51%	1.30%	1.26%
Portfolio turnover rate(e)	1%		3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	Annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class Z Shares
	Six Months Ended March 31, 2026		Year Ended September 30,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.43		$44.85	$37.60	$36.05	$47.74	$47.37
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.49	0.51	0.53	0.55	0.56
Net realized and unrealized gain (loss) on investment transactions	(1.03)		7.07	11.72	6.47	(6.82)	11.44
Total from investment operations	(0.79)		7.56	12.23	7.00	(6.27)	12.00
Less Dividends and Distributions:
Dividends from net investment income	(0.55)		(0.52)	(0.56)	(0.57)	(0.53)	(0.85)
Distributions from net realized gains	(3.54)		(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(4.09)		(1.98)	(4.98)	(5.45)	(5.42)	(11.63)
Net asset value, end of period	$45.55		$50.43	$44.85	$37.60	$36.05	$47.74
Total Return(b):	(1.89)%		17.32%	36.00%	21.32%	(15.68)%	29.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$161,530		$234,889	$208,314	$177,388	$160,674	$265,893
Average net assets (000)	$188,274		$211,921	$195,726	$176,709	$238,154	$263,618
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.25%	0.25%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	0.32	%(d)	0.32%	0.32%	0.32%	0.31%	0.31%
Net investment income (loss)	0.98	%(d)	1.08%	1.27%	1.44%	1.24%	1.20%
Portfolio turnover rate(e)	1%		3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	Annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2026		Year Ended September 30,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.52		$44.91	$37.65	$36.09	$47.78	$47.40
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.55	0.55	0.58	0.60	0.58
Net realized and unrealized gain (loss) on investment transactions	(1.04)		7.09	11.73	6.48	(6.83)	11.46
Total from investment operations	(0.76)		7.64	12.28	7.06	(6.23)	12.04
Less Dividends and Distributions:
Dividends from net investment income	(0.61)		(0.57)	(0.60)	(0.62)	(0.57)	(0.88)
Distributions from net realized gains	(3.54)		(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(4.15)		(2.03)	(5.02)	(5.50)	(5.46)	(11.66)
Net asset value, end of period	$45.61		$50.52	$44.91	$37.65	$36.09	$47.78
Total Return(b):	(1.83)%		17.50%	36.13%	21.48%	(15.59)%	29.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$192,422		$194,687	$168,815	$61,543	$57,685	$25,961
Average net assets (000)	$201,648		$177,824	$137,968	$61,657	$38,530	$19,506
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11	%(d)	0.12%	0.12%	0.14%	0.14%	0.16%
Expenses before waivers and/or expense reimbursement	0.18	%(d)	0.19%	0.19%	0.21%	0.21%	0.23%
Net investment income (loss)	1.14	%(d)	1.21%	1.37%	1.56%	1.39%	1.25%
Portfolio turnover rate(e)	1%		3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Index Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM Quant Solutions Large-Cap Index Fund 27

Notes to Financial Statements (unaudited) (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

28

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%	0.08%

PGIM Quant Solutions Large-Cap Index Fund 29

Notes to Financial Statements (unaudited) (continued)

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2027 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2027, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

I	N/A	N/A

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$50,533	$41

C	—	427

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

30

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$10,655,964	$112,462,845

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)

$ 601,692	$ —	$ 75,282	$(81,861)	$53,670	$ 498,219	5,100	$ 14,295		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)

$10,047,311	$67,946,565	$68,730,823	$—	$—	$9,263,053	9,263,053	$240,127		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.829%)(b)(wb)

8,176,731	3,611,962	11,788,690	(14)	11	—	—	862	(1)	—

$18,224,042	$71,558,527	$80,519,513	$ (14)	$ 11	$9,263,053		$240,989		$—

$18,825,734	$71,558,527	$80,594,795	$(81,875)	$53,681	$9,761,272		$255,284		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$137,678,159	$700,925,703	$(12,068,127)	$688,857,576

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Quant Solutions Large-Cap Index Fund 31

Notes to Financial Statements (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	57,442	1.6%

R6	2,350,462	55.7

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	55.7

32

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2026:
Shares sold	127,440	$6,095,219
Shares issued in reinvestment of dividends and distributions	598,090	28,056,384
Shares purchased	(594,501)	(28,636,157)
Net increase (decrease) in shares outstanding before conversion	131,029	5,515,446
Shares issued upon conversion from other share class(es)	51,993	2,537,351
Shares purchased upon conversion into other share class(es)	(10,062)	(479,170)
Net increase (decrease) in shares outstanding	172,960	$7,573,627

Year ended September 30, 2025:
Shares sold	275,982	$12,029,730
Shares issued in reinvestment of dividends and distributions	308,733	13,920,753
Shares purchased	(1,048,442)	(46,673,408)
Net increase (decrease) in shares outstanding before conversion	(463,727)	(20,722,925)
Shares issued upon conversion from other share class(es)	184,738	8,242,237
Shares purchased upon conversion into other share class(es)	(19,088)	(847,045)
Net increase (decrease) in shares outstanding	(298,077)	$(13,327,733)

Class C
Six months ended March 31, 2026:
Shares sold	20,457	$953,667
Shares issued in reinvestment of dividends and distributions	38,825	1,772,740
Shares purchased	(127,411)	(5,977,336)
Net increase (decrease) in shares outstanding before conversion	(68,129)	(3,250,929)
Shares purchased upon conversion into other share class(es)	(72,260)	(3,435,049)

Net increase (decrease) in shares outstanding	(140,389)	$(6,685,978)

Year ended September 30, 2025:
Shares sold	27,510	$1,198,100
Shares issued in reinvestment of dividends and distributions	30,545	1,344,917
Shares purchased	(169,213)	(7,168,305)
Net increase (decrease) in shares outstanding before conversion	(111,158)	(4,625,288)
Shares purchased upon conversion into other share class(es)	(214,557)	(9,315,812)

Net increase (decrease) in shares outstanding	(325,715)	$(13,941,100)

Class I
Six months ended March 31, 2026:
Shares sold	82,940	$4,016,723
Shares issued in reinvestment of dividends and distributions	218,139	10,344,131
Shares purchased	(220,159)	(10,632,882)
Net increase (decrease) in shares outstanding before conversion	80,920	3,727,972
Shares issued upon conversion from other share class(es)	17,916	897,698

Net increase (decrease) in shares outstanding	98,836	$4,625,670

Year ended September 30, 2025:
Shares sold	109,227	$4,869,003
Shares issued in reinvestment of dividends and distributions	128,527	5,850,552
Shares purchased	(675,732)	(30,048,253)
Net increase (decrease) in shares outstanding before conversion	(437,978)	(19,328,698)
Shares issued upon conversion from other share class(es)	14,435	624,111
Shares purchased upon conversion into other share class(es)	(6,801)	(307,342)
Net increase (decrease) in shares outstanding	(430,344)	$(19,011,929)

Class Z
Six months ended March 31, 2026:
Shares sold	150,305	$7,334,122
Shares issued in reinvestment of dividends and distributions	304,520	14,443,398
Shares purchased	(1,575,699)	(78,898,185)

PGIM Quant Solutions Large-Cap Index Fund 33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding before conversion	(1,120,874)	$(57,120,665)
Shares issued upon conversion from other share class(es)	9,625	463,572
Net increase (decrease) in shares outstanding	(1,111,249)	$(56,657,093)

Year ended September 30, 2025:
Shares sold	640,975	$28,961,140
Shares issued in reinvestment of dividends and distributions	197,758	9,003,930
Shares purchased	(894,141)	(39,715,154)
Net increase (decrease) in shares outstanding before conversion	(55,408)	(1,750,084)
Shares issued upon conversion from other share class(es)	68,185	3,159,075
Shares purchased upon conversion into other share class(es)	(48)	(2,114)
Net increase (decrease) in shares outstanding	12,729	$1,406,877

Class R6
Six months ended March 31, 2026:
Shares sold	680,061	$32,680,091
Shares issued in reinvestment of dividends and distributions	331,756	15,748,480
Shares purchased	(646,865)	(31,157,467)
Net increase (decrease) in shares outstanding before conversion	364,952	17,271,104
Shares issued upon conversion from other share class(es)	322	15,598
Net increase (decrease) in shares outstanding	365,274	$17,286,702

Year ended September 30, 2025:
Shares sold	1,376,296	$60,682,522
Shares issued in reinvestment of dividends and distributions	155,523	7,085,644
Shares purchased	(1,403,686)	(63,143,853)
Net increase (decrease) in shares outstanding before conversion	128,133	4,624,313
Shares issued upon conversion from other share class(es)	6,593	303,871
Shares purchased upon conversion into other share class(es)	(39,500)	(1,856,981)
Net increase (decrease) in shares outstanding	95,226	$3,071,203

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2026. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $313,000, borrowed at a weighted average interest rate of 4.75%. The maximum loan outstanding amount during the period was $313,000. At March 31, 2026, the Fund did not have an outstanding loan amount.

34

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

PGIM Quant Solutions Large-Cap Index Fund 35

Notes to Financial Statements (unaudited) (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the information technology sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

36

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Securitized Credit Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Securitized Credit Fund	1
Notes to Financial Statements	32

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.7%

ASSET-BACKED SECURITIES 53.1%

Automobiles 1.0%
Ally Bank Auto Credit-Linked Notes,
Series 2025-B, Class E, 144A	6.164%		09/15/33		1,993	$1,997,950
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.262	(c)	12/26/31		494	501,057
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971		07/29/32		273	273,090
Series 2024-SN01, Class D, 144A	6.360		07/16/29		1,000	1,017,204
Exeter Automobile Receivables Trust,
Series 2025-03A, Class C	5.090		10/15/31		2,000	2,010,945
Merchants Fleet Funding LLC,
Series 2025-01A, Class D, 144A	5.760		01/20/39		6,600	6,597,305
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class D, 144A	5.900		12/16/30		1,100	1,102,712
Series 2023-01A, Class D, 144A	7.070		02/14/33		1,000	1,026,611
Series 2025-01A, Class D, 144A	6.100		07/14/37		8,359	8,524,191
Santander Drive Auto Receivables Trust,
Series 2025-01, Class D	5.430		03/17/31		3,000	3,032,153

						26,083,218

Collateralized Loan Obligations 35.7%
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.800	(c)	06/15/34	EUR	5,400	6,206,718
Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.916	(c)	07/15/35	EUR	4,000	4,607,265
Series 06A, Class CR, 144A, 3 Month EURIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.416	(c)	10/15/37	EUR	11,950	13,676,603
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.721	(c)	04/28/37		3,124	3,128,692
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.619	(c)	07/22/37		2,000	2,002,747
Series 2023-26A, Class BR, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.718	(c)	03/19/38		10,000	10,009,932
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class BRR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.977	(c)	10/22/38	EUR	14,750	16,945,143
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.130	(c)	10/25/38	EUR	5,000	5,765,721
Ares CLO Ltd. (Cayman Islands),
Series 2016-41A, Class BR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	5.384	(c)	04/15/34		1,000	999,691
Armada Euro CLO DAC (Ireland),
Series 07A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.716	(c)	04/15/39	EUR	5,000	5,766,372
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.421	(c)	10/23/32		4,000	3,998,981
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.568	(c)	01/20/38		8,000	8,009,795
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.322	(c)	07/15/30		299	298,963
Aurium CLO DAC (Ireland),
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.863	(c)	10/16/38	EUR	15,000	17,216,162
Series 08A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.163	(c)	10/16/38	EUR	4,830	5,494,492
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.366	(c)	04/15/35	EUR	750	859,538
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.051	(c)	10/16/37		8,500	8,503,256
Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.421	(c)	10/16/37		5,000	5,001,357
Bain Capital Euro CLO DAC (Ireland),
Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	2.766	(c)	01/20/32	EUR	78	90,660
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368	(c)	01/20/38		9,000	9,005,135
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.830	(c)	07/25/35	EUR	2,000	2,299,012
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.830	(c)	04/24/34	EUR	1,925	2,215,352
Series 2021-02A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.766	(c)	10/15/34	EUR	3,950	4,539,443

See Notes to Financial Statements.

PGIM Securitized Credit Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	5.408	%(c)	01/20/38		10,000	$10,005,108
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	7.818	(c)	04/20/37		1,250	1,248,036
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.166	(c)	01/15/39	EUR	7,750	8,945,548
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968	(c)	03/09/34		2,000	2,000,686
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.092	(c)	10/15/37		5,500	5,504,883
Series 2025-29A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472	(c)	03/31/38		12,500	12,524,935
BCRED BSL Static CLO Ltd. (Cayman Islands),
Series 2025-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.518	(c)	07/24/35		10,000	10,002,307
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472	(c)	07/15/37		2,000	2,001,082
Canyon Euro CLO DAC (Ireland),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.816	(c)	04/15/38	EUR	10,000	11,522,980
Capital Four CLO DAC (Ireland),
Series 10A, Class D, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)	5.129	(c)	10/25/38	EUR	8,900	10,234,043
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.716	(c)	07/15/34	EUR	5,125	5,904,784
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.766	(c)	10/15/35	EUR	500	574,935
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A2, 144A, 3 Month SOFR + 1.720% (Cap N/A, Floor 1.720%)	5.388	(c)	07/25/36		9,750	9,740,408
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.108	(c)	07/20/37		4,000	4,000,949
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058	(c)	10/20/37		8,250	8,255,661
Carysfort Park CLO DAC (Ireland),
Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.288	(c)	07/28/34	EUR	2,000	2,288,135
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.029	(c)	07/20/31		72	71,951
CBAMR Ltd. (Cayman Islands),
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	7.672	(c)	07/15/37		7,580	7,617,958
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.078	(c)	07/17/37		6,700	6,704,377
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.020	(c)	07/21/38		15,000	15,014,650
Contego CLO DAC (Ireland),
Series 05A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.716	(c)	10/15/37	EUR	2,250	2,582,730
Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.166	(c)	10/15/37	EUR	8,000	9,148,015
Series 14A, Class C, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.264	(c)	10/15/37	EUR	1,200	1,380,404
Series 15A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.309	(c)	04/15/40	EUR	10,000	11,509,589
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418	(c)	01/20/35		7,000	7,001,196
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.318	(c)	01/25/37		2,400	2,390,735
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	7.868	(c)	01/25/37		1,000	998,016
Crosthwaite Park CLO DAC (Ireland),
Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.750	(c)	03/15/34	EUR	1,500	1,724,992
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class BR2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.518	(c)	01/25/35		3,000	3,001,520
Series 2018-03A, Class CR2, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	5.968	(c)	01/25/35		2,000	2,002,135
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.672	(c)	10/15/37		2,500	2,505,000
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	5.838	(c)	04/20/37		1,500	1,495,648
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	7.968	(c)	04/20/37		1,500	1,501,038
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.272	(c)	07/15/34		13,950	13,930,259
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368	(c)	01/20/38		6,000	5,997,943
Elmwood CLO Ltd. (Cayman Islands),
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018	(c)	03/31/38		10,000	10,010,477
Empower CLO Ltd. (Cayman Islands),
Series 2023-02A, Class D1R, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	6.472	(c)	10/15/38		2,000	1,977,521
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.962	(c)	10/14/36		10,000	10,003,669
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.618	(c)	10/20/37		5,000	5,007,117

See Notes to Financial Statements.

2

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Garnet CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.053	%(c)	10/20/38		12,500	$12,495,152
Golub Capital Partners CLO Ltd.,
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042	(c)	10/15/37		8,000	8,002,609
Grosvenor Place CLO DAC (Ireland),
Series 2025-03A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.184	(c)	08/15/39	EUR	10,000	11,500,954
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.711	(c)	05/27/34	EUR	750	866,700
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.026	(c)	10/18/39	EUR	10,000	11,522,191
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.227	(c)	01/22/39	EUR	11,000	12,714,490
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.871	(c)	04/28/37		5,000	5,010,001
Henley CLO DAC (Ireland),
Series 11A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.680	(c)	04/25/39	EUR	12,250	14,078,696
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.816	(c)	10/15/34	EUR	1,500	1,725,257
Series 2023-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.776	(c)	10/19/38	EUR	10,000	11,405,834
ICG US CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418	(c)	10/20/34		2,750	2,749,632
Indigo Credit Management DAC (Ireland),
Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.666	(c)	07/15/38	EUR	5,250	6,023,614
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.716	(c)	04/15/33	EUR	2,000	2,301,052
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.666	(c)	07/15/34	EUR	3,250	3,731,029
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.216	(c)	01/15/39	EUR	5,000	5,753,050
Series 16A, Class B, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.218	(c)	10/15/38	EUR	8,000	9,216,417
Jamestown CLO Ltd. (Cayman Islands),
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	7.418	(c)	07/25/35		3,000	2,949,309
Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.296	(c)	04/15/31	EUR	500	575,195
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 2025-23A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.160	(c)	10/20/38		12,500	12,493,732
KKR CLO Ltd. (Cayman Islands),
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.772	(c)	04/15/37		3,000	2,999,134
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048	(c)	10/20/37		5,000	5,001,973
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.041	(c)	10/16/37		11,500	11,503,905
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.419	(c)	10/22/34		4,750	4,735,818
Series 2023-63A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.420	(c)	07/21/38		8,620	8,636,058
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.103	(c)	08/15/37		5,000	4,988,556
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.322	(c)	03/15/38		15,000	14,995,044
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088	(c)	01/20/38		7,250	7,254,921
Monument CLO DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.334	(c)	05/15/37	EUR	3,000	3,482,296
Series 03A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.916	(c)	04/15/38	EUR	15,000	17,258,773
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.714	(c)	07/15/31		521	521,878
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.930	(c)	04/25/39	EUR	15,000	17,149,809
Series 04A, Class DR, 144A, 3 Month EURIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.876	(c)	07/20/38	EUR	8,790	9,994,904
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418	(c)	10/18/38		5,000	5,008,165
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.768	(c)	07/20/37		3,500	3,507,013
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.588	(c)	07/20/37		3,750	3,755,626
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.052	(c)	10/15/37		8,000	8,004,831

See Notes to Financial Statements.

PGIM Securitized Credit Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.603	%(c)	05/15/35		600	$600,419
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.168	(c)	04/20/37		1,000	1,001,017
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468	(c)	01/20/38		12,950	12,975,035
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BRR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.016	(c)	01/15/38	EUR	8,000	9,235,669
Series 2025-01A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.866	(c)	10/15/39	EUR	15,000	17,245,704
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A2RR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.163	(c)	10/15/34		6,500	6,495,847
Penta CLO DAC (Ireland),
Series 2017-03A, Class BRR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.826	(c)	10/17/38	EUR	10,000	11,497,173
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.933	(c)	10/20/37	EUR	3,500	4,029,241
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368	(c)	03/06/38		7,000	6,997,673
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class D1R2, 144A, 3 Month SOFR + 3.350% (Cap N/A, Floor 3.350%)	7.018	(c)	03/18/38		8,800	8,737,531
Series 2022-06RA, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.818	(c)	01/20/37		4,000	4,001,205
Providus CLO DAC (Ireland),
Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.084	(c)	11/15/39	EUR	12,250	13,969,019
Regatta Funding Ltd. (Cayman Islands),
Series 2024-02A, Class D1, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	7.668	(c)	04/25/37		3,000	2,993,019
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.522	(c)	01/15/38		5,325	5,327,935
Rockford Tower Europe CLO DAC (Ireland),
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.126	(c)	01/20/38	EUR	5,200	5,996,308
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276	(c)	04/20/34	EUR	2,000	2,310,752
RR Ltd. (Bermuda),
Series 2025-40A, Class A2, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472	(c)	07/15/38		10,000	10,021,341
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968	(c)	04/20/33		1,316	1,316,534
Sculptor European CLO DAC (Ireland),
Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.066	(c)	01/15/38	EUR	8,000	9,208,711
Signal Harmonic CLO DAC (Ireland),
Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.066	(c)	07/15/38	EUR	11,500	13,266,661
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088	(c)	10/20/37		6,000	6,005,387
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.420	(c)	01/21/38		10,415	10,412,890
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118	(c)	07/18/37		15,000	15,009,952
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468	(c)	07/18/37		2,000	1,997,159
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088	(c)	10/20/37		2,000	2,002,095
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.518	(c)	10/20/37		2,000	2,001,102
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.168	(c)	10/20/37		6,000	6,008,351
Sixth Street CLO Ltd.,
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038	(c)	10/24/37		6,760	6,762,425
Sona Fios CLO DAC (Ireland),
Series 04A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.926	(c)	04/20/38	EUR	10,000	11,507,537
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	5.579	(c)	07/20/34		990	989,849
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500		01/17/32	EUR	750	822,479
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	5.605	(c)	08/16/34		5,000	4,997,851
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418	(c)	01/20/38		15,000	15,003,916
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048	(c)	03/31/38		4,000	4,001,483

See Notes to Financial Statements.

4

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Tikehau CLO DAC (Ireland),
Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.476	%(c)	01/20/37	EUR	4,000	$4,616,936
Series 11A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.016	(c)	01/15/38	EUR	15,000	17,231,360
Series 13A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.716	(c)	10/15/38	EUR	15,000	17,195,071
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468	(c)	01/20/38		4,600	4,602,671
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.518	(c)	07/18/37		4,100	4,102,217
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.880	(c)	07/25/34	EUR	3,000	3,453,536
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.066	(c)	04/15/35	EUR	2,000	2,303,692
Series 10A, Class B, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.866	(c)	04/15/38	EUR	10,000	11,472,665
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.069	(c)	10/22/37		5,000	5,003,788
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.519	(c)	10/22/37		2,000	2,004,571
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	5.968	(c)	04/25/37		2,500	2,497,761
Valley Stream Park CLO Ltd. (United Kingdom),
Series 2022-01A, Class DRR, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.368	(c)	01/20/37		3,275	3,110,230
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.194	(c)	01/15/32		436	436,220
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468	(c)	04/20/37		800	799,917
Voya Euro CLO DAC (Ireland),
Series 03A, Class CR, 144A, 3 Month EURIBOR + 2.350% (Cap N/A, Floor 2.350%)	4.288	(c)	03/16/38	EUR	5,250	6,050,578
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.318	(c)	10/18/37		5,000	4,960,802
Wind River CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418	(c)	04/20/38		10,350	10,347,898
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.321	(c)	04/16/36		2,000	2,002,262

						965,827,513

Consumer Loans 3.0%
Affirm Asset Securitization Trust,
Series 2024-B, Class D, 144A	5.500		09/15/29		500	500,275
Series 2024-X02, Class D, 144A	6.080		12/17/29		5,200	5,213,038
Series 2025-X01, Class D, 144A	6.110		04/15/30		10,400	10,445,607
Affirm Master Trust,
Series 2025-01A, Class E, 144A	7.180		02/15/33		6,000	6,039,759
Series 2025-02A, Class D, 144A	5.600		07/15/33		5,700	5,709,866
Series 2025-03A, Class E, 144A	6.800		10/16/34		5,000	4,944,619
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A	6.130		11/15/32		10,300	10,400,667
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class C, 144A	5.260		06/25/60		4,500	4,491,806
Series 2025-03A, Class D, 144A	5.150		12/27/60		4,000	3,945,459
Series 2025-03A, Class E, 144A	7.830		12/27/60		6,400	6,516,668
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880		06/25/59		405	406,202
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540		03/19/35		2,000	2,013,416
Onemain Financial Issuance Trust,
Series 2025-01A, Class D, 144A	5.790		07/14/38		1,800	1,811,154
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550		10/14/34		1,180	1,185,490
Series 2023-01A, Class C, 144A	6.380		06/14/38		7,500	7,735,334
Series 2023-02A, Class D, 144A	7.520		09/15/36		2,500	2,578,284

See Notes to Financial Statements.

PGIM Securitized Credit Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class D, 144A	5.540%		06/20/33	3,800	$3,794,518
Stream Innovations Issuer Trust,
Series 2025-01A, Class B, 144A	5.480		09/15/45	3,058	3,075,763

					80,807,925

Credit Cards 0.4%
Evergreen Credit Card Trust (Canada),
Series 2024-CRT04, Class C, 144A	5.640		10/15/28	5,000	5,016,742
Genesis Sales Finance Master Trust,
Series 2024-B, Class B, 144A	6.260		12/20/32	5,667	5,699,005

					10,715,747

Equipment 1.0%
Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270		12/16/30	500	514,071
Capteris Equipment Finance LLC,
Series 2026-01A, Class D, 144A	5.570		09/20/33	3,650	3,648,983
Lmdv Issuer Co. LLC,
Series 2025-01A, Class B, 144A	5.900		12/15/55	3,600	3,592,981
Series 2025-01A, Class C, 144A	7.880		12/15/55	4,500	4,519,439
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830		08/20/55	7,500	7,612,202
Series 2025-04A, Class C, 144A	7.112		12/20/55	5,000	4,960,208
Series 2026-01A, Class C, 144A	7.100		04/20/56	2,100	2,080,612
VB-S1 Issuer LLC,
Series 2026-01A, Class F, 144A	6.843		03/15/56	1,750	1,757,387

					28,685,883

Home Equity Loans 7.5%
BRAVO Residential Funding Trust,
Series 2024-CES02, Class A2, 144A	5.592	(cc)	09/25/54	2,400	2,402,275
Series 2025-CES02, Class A1, 144A	4.960	(cc)	07/26/55	4,397	4,369,940
Series 2025-CES03, Class A2, 144A	5.292	(cc)	12/25/55	3,828	3,803,677
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class M1, 144A	6.130	(cc)	06/25/60	3,000	3,013,912
Series 2025-CES03, Class A1A, 144A	4.840	(cc)	09/25/60	3,456	3,429,715
Series 2025-CES03, Class A3, 144A	5.229	(cc)	09/25/60	1,500	1,483,560
EFMT,
Series 2024-CES01, Class A2, 144A	5.796	(cc)	01/26/60	4,685	4,714,840
Series 2025-CES01, Class A1A, 144A	5.726	(cc)	01/25/60	5,155	5,180,217
Ellington Financial Mortgage Trust,
Series 2026-CES01, Class A1A, 144A	4.914	(cc)	12/25/60	5,764	5,709,251
FIGRE Trust,
Series 2025-HE04, Class A, 144A	5.408	(cc)	07/25/55	7,637	7,643,195
GS Mortgage Backed Securities Trust,
Series 2025-CES01, Class A1A, 144A	5.568	(cc)	05/25/55	12,350	12,383,212
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.262	(c)	08/25/54	3,394	3,399,460
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.162	(c)	01/25/55	3,707	3,708,408
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.662	(c)	01/25/55	3,600	3,611,584
Series 2026-AH01, Class A1A, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.162	(c)	07/25/56	4,064	4,059,197
Series 2026-CES01, Class A1, 144A	4.899	(cc)	05/25/56	7,166	7,102,958
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.773	(c)	05/20/54	581	583,132
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.373	(c)	10/20/54	1,701	1,705,380
Series 2025-CES01, Class A1, 144A	5.666	(cc)	05/25/55	4,682	4,701,691
Series 2025-CES05, Class A3, 144A	5.548	(cc)	02/25/56	3,023	3,014,229

See Notes to Financial Statements.

6

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

NLT Trust,
Series 2025-CES01, Class A1, 144A	5.038	%(cc)	08/25/60	2,059	$2,050,165
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591	(cc)	05/25/44	1,634	1,649,097
Series 2024-CES04, Class A1A, 144A	6.147	(cc)	06/25/44	2,070	2,084,693
Series 2024-CES08, Class A2, 144A	5.659	(cc)	11/25/44	4,700	4,713,440
Series 2024-CES08, Class A3, 144A	5.908	(cc)	11/25/44	1,900	1,906,758
Series 2024-CES09, Class A1A, 144A	5.582	(cc)	12/25/44	1,506	1,511,629
Series 2024-CES09, Class A2, 144A	5.830	(cc)	12/25/44	6,700	6,733,633
Series 2025-CES01, Class A2, 144A	5.913	(cc)	01/25/45	8,250	8,308,431
Series 2025-CES02, Class A1A, 144A	5.503	(cc)	02/25/55	3,101	3,112,523
Series 2025-CES04, Class A1A, 144A	5.811	(cc)	04/25/55	5,394	5,434,359
Series 2025-CES06, Class M1, 144A	6.158	(cc)	06/25/55	3,705	3,720,475
Towd Point Mortgage Trust,
Series 2023-CES01, Class A1A, 144A	6.750	(cc)	07/25/63	538	538,124
Series 2023-CES02, Class A1A, 144A	7.294	(cc)	10/25/63	877	882,202
Series 2024-CES03, Class A1, 144A	6.290	(cc)	05/25/64	2,219	2,237,018
Series 2024-CES03, Class M1, 144A	6.811	(cc)	05/25/64	1,100	1,111,544
Series 2024-CES04, Class A1, 144A	5.122	(cc)	09/25/64	2,046	2,040,669
Series 2024-CES05, Class A2, 144A	5.202	(cc)	09/25/64	2,289	2,282,122
Series 2024-CES05, Class M1, 144A	5.601	(cc)	09/25/64	4,855	4,846,631
Series 2025-CES01, Class A2, 144A	5.926	(cc)	02/25/55	9,000	9,058,949
Series 2025-CES01, Class M1, 144A	6.076	(cc)	02/25/55	6,500	6,534,382
Series 2025-CES01, Class M2A, 144A	6.574	(cc)	02/25/55	4,800	4,833,934
Series 2025-CES01, Class M2B, 144A	6.872	(cc)	02/25/55	4,000	4,027,749
Series 2025-CES02, Class A1, 144A	5.348	(cc)	07/25/65	18,098	18,098,592
Series 2025-CES03, Class A2, 144A	5.617	(cc)	08/25/65	4,000	4,012,227
Series 2025-CES04, Class A1B, 144A	5.293	(cc)	10/25/65	3,165	3,154,749
Series 2025-CRM01, Class A1, 144A	5.799	(cc)	01/25/65	6,996	7,041,592
Series 2025-FIX01, Class A1, 144A	4.968	(cc)	09/25/65	4,492	4,452,664

					202,398,184

Other 3.6%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.022	(c)	10/16/28	2,700	2,701,475
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380		02/20/49	4,619	4,633,122
Series 2025-02A, Class A, 144A	5.320		06/20/49	5,036	5,064,231
GoodLeap Sustainable Home Solutions Trust,
Series 2023-02GS, Class A, 144A	5.700		05/20/55	4,166	3,841,483
Series 2023-04C, Class A, 144A	6.480		03/20/57	792	766,047
Series 2024-01GS, Class A, 144A	6.250		06/20/57	1,951	1,879,677
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000		09/17/41	1,800	1,736,947
Series 2024-SFR01, Class C, 144A	4.250		09/17/41	2,400	2,325,142
Kapitus Asset Securitization V LLC,
Series 2025-01A, Class A, 144A	5.460		04/10/32	4,500	4,488,777
OnDeck Asset Securitization IV LLC,
Series 2025-01A, Class A, 144A	5.080		04/19/32	4,800	4,811,735
OnDeck Asset Securitization Trust IV LLC,
Series 2023-01A, Class B, 144A	8.250		08/19/30	6,200	6,214,079
PK Alift Loan Funding 6 LP,
Series 2025-01, Class A, 144A	5.365		11/15/42	9,910	9,982,566
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429	(c)	12/25/27	5,200	5,209,461
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720		04/20/40	132	137,963
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990		04/30/60	6,413	6,429,868

See Notes to Financial Statements.

PGIM Securitized Credit Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)

Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490%		10/30/59		535		$524,762
Series 2024-03A, Class A2, 144A	5.880		10/30/59		6,389		6,176,545
Tricon Residential Trust,
Series 2025-SFR01, Class B, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.023	(c)	03/17/42		4,400		4,394,969
Series 2025-SFR01, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.273	(c)	03/17/42		4,250		4,245,849
U.S. Bank NA,
Series 2025-SUP01, Class B, 144A	5.582		02/25/32		10,015		10,063,127
US Bank C&I Credit-Linked Notes,
Series 2025-SUP02, Class C, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	5.562	(c)	09/25/32		5,347		5,367,490
Wireless PropCo Funding LLC,
Series 2025-01A, Class A2, 144A	4.070		06/25/55		6,000		5,745,137

							96,740,452

Residential Mortgage-Backed Securities 0.8%

PRET LLC,
Series 2025-NPL03, Class A1, 144A	6.708	(cc)	04/25/55		10,829		10,838,933
Series 2025-NPL05, Class A1, 144A	6.244	(cc)	05/25/55		6,630		6,640,697
Series 2025-NPL07, Class A1, 144A	5.657	(cc)	07/25/55		3,604		3,610,638
TFS (Spain),
Series 2018-03^	0.000	(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.199	(c)	03/15/27	EUR	122		106,133

							21,196,402

Small Business Loan 0.1%
NALP Business Loan Trust,
Series 2026-01, Class A, 144A	5.720		06/26/51		3,102		3,091,106

Student Loan 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000		10/25/48		679		325,771

TOTAL ASSET-BACKED SECURITIES
(cost $1,417,606,810)							1,435,872,201

COMMERCIAL MORTGAGE-BACKED SECURITIES 22.9%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.100	(cc)	05/15/35		520		462,800
Series 2018-20TS, Class G, 144A(x)	3.100	(cc)	05/15/35		200		172,000
Series 2018-20TS, Class H, 144A(x)	3.100	(cc)	05/15/35		100		83,500
Aesir European Loan Conduit DAC (Ireland),
Series 41A, Class D, 144A, SONIA + 2.400% (Cap N/A, Floor 0.000%)	6.157	(c)	01/23/36	GBP	7,000		9,208,571
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.416	(c)	06/15/40		7,860		7,879,650
Series 2025-OANA, Class C, 144A, 1 Month SOFR + 2.092% (Cap N/A, Floor 2.092%)	5.765	(c)	06/15/40		6,500		6,516,250
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class E, 144A, 1 Month SOFR + 3.250% (Cap N/A, Floor 3.250%)	6.900	(c)	03/15/38		5,000		4,999,998
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.773	(c)	04/15/42		3,640		3,640,000
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.223	(c)	04/15/42		8,050		8,050,000
BANK,
Series 2021-BN38, Class A1	1.274		12/15/64		146		144,465
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.315	(cc)	09/15/56		9,000		630,089
Series 2023-05YR04, Class XD, IO, 144A	3.605	(cc)	12/15/56		4,500		346,618
Series 2024-05YR8, Class XD, IO, 144A	2.775	(cc)	08/15/57		13,643		1,056,413
Series 2025-05YR15, Class XD, 144A	2.513	(cc)	07/15/58		16,932		1,599,383
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189		08/14/36		100		98,316

See Notes to Financial Statements.

8

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-ETC, Class C, 144A	3.391%		08/14/36		100	$97,672
Series 2016-ETC, Class E, 144A	3.609	(cc)	08/14/36		250	240,979
Series 2018-CHRS, Class B, 144A	4.267	(cc)	08/05/38		1,000	952,722
Series 2018-CHRS, Class C, 144A	4.267	(cc)	08/05/38		1,000	936,262
Series 2018-CHRS, Class D, 144A	4.267	(cc)	08/05/38		990	892,544
Series 2024-05C25, Class XD, IO, 144A	3.139	(cc)	03/15/57		14,404	1,113,274
Series 2024-05C31, Class XD, IO, 144A	2.339	(cc)	12/15/57		26,275	2,010,918
Series 2024-C24, Class XB, IO	1.332	(cc)	02/15/57		5,200	435,626
Benchmark Mortgage Trust,
Series 2024-V06, Class XD, IO	3.260	(cc)	03/15/57		8,634	721,502
BFLD Mortgage Trust,
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.361	(c)	07/15/39		5,219	5,212,470
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.923	(c)	03/15/42		10,252	10,213,706
Series 2025-IND02, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.323	(c)	12/15/42		9,935	9,950,523
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.244	(cc)	11/15/56		9,500	495,715
Series 2024-05C03, Class XD, IO, 144A	2.859	(cc)	02/15/57		12,604	894,477
Series 2024-05C04, Class XD, IO, 144A	2.768	(cc)	05/15/57		5,500	383,417
Series 2024-05C05, Class XD, IO, 144A	2.464	(cc)	02/15/57		18,900	1,312,475
Series 2024-05C08, Class XD, IO, 144A	2.067	(cc)	12/15/57		9,929	674,786
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	5.771	(cc)	11/05/39		1,630	1,667,667
BPR Trust,
Series 2023-BRK02, Class C, 144A	8.335	(cc)	10/05/38		2,000	2,037,468
Series 2024-PMDW, Class C, 144A	5.850	(cc)	11/05/41		5,950	6,004,765
Series 2024-PMDW, Class XIO, IO, 144A	0.208	(cc)	11/05/41		149,625	877,266
BRES Commercial Mortgage Trust,
Series 2025-ATCAP, Class C, 144A, 1 Month SOFR + 2.143% (Cap N/A, Floor 2.143%)	5.815	(c)	11/15/42		13,625	13,560,200
BSTN Commercial Mortgage Trust,
Series 2025-01C, Class A, 144A	5.011	(cc)	06/15/44		8,000	8,135,842
Series 2025-01C, Class B, 144A	5.371	(cc)	06/15/44		3,850	3,919,940
Series 2025-01C, Class C, 144A	5.821	(cc)	06/15/44		2,775	2,845,461
Series 2025-01C, Class D, 144A	6.269	(cc)	06/15/44		2,875	2,931,734
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.287	(c)	11/15/38		1,730	1,729,094
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.713	(c)	01/17/39		12,299	12,268,203
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.165	(c)	10/15/41		2,878	2,880,238
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	5.465	(c)	10/15/41		2,973	2,976,246
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.914	(c)	10/15/41		1,247	1,248,103
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.364	(c)	08/15/41		3,556	3,559,063
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	6.762	(c)	08/15/41		4,388	4,388,291
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	5.713	(c)	05/15/41		1,400	1,399,125
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	5.328	(c)	11/15/41	CAD	1,918	1,381,951
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.323	(c)	08/15/42		8,768	8,784,771
Series 2025-BCAT, Class E, 144A, 1 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.173	(c)	08/15/42		10,877	10,903,724
Series 2025-COPT, Class C, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.173	(c)	08/15/42		9,100	9,108,531
Series 2025-COPT, Class D, 144A, 1 Month SOFR + 3.250% (Cap N/A, Floor 3.250%)	6.923	(c)	08/15/42		5,750	5,757,188
Series 2025-JDI, Class D, 144A, 1 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	6.073	(c)	11/15/42		7,869	7,866,985
Series 2025-JDI, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.073	(c)	11/15/42		9,203	9,200,372
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.164	(c)	04/15/40		8,568	8,557,058
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.363	(c)	04/15/40		9,066	9,055,088
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073	(c)	02/15/43		10,000	9,999,952
Series 2026-XL06, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.673	(c)	03/15/43		9,000	8,943,914
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	4.778	(c)	11/15/41	CAD	1,918	1,381,949
BX Trust,
Series 2019-OC11, Class D, 144A	3.944	(cc)	12/09/41		5,936	5,611,535
Series 2019-OC11, Class E, 144A	3.944	(cc)	12/09/41		9,700	8,964,466
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.373	(c)	01/15/39		5,250	5,246,719
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.373	(c)	01/15/39		3,272	3,267,831

See Notes to Financial Statements.

PGIM Securitized Credit Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust, (cont’d.)
Series 2025-ARIA, Class A, 144A	5.031	%(cc)	12/13/42		10,000	$10,052,652
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.673	(c)	02/15/35		10,000	9,912,500
Series 2025-LUNR, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.673	(c)	06/15/40		2,646	2,644,430
Series 2025-LUNR, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.173	(c)	06/15/40		1,090	1,088,883
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.665	(c)	03/15/30		4,880	4,852,628
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	6.614	(c)	03/15/30		7,027	7,000,960
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	6.973	(c)	06/15/35		9,430	9,429,829
Commercial Mortgage Trust,
Series 2024-277P, Class X, IO, 144A	0.661	(cc)	08/10/44		16,500	364,978
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A	3.304		09/15/37		2,679	2,453,329
DBC Mortgage Trust,
Series 2025-DBC, Class C, 144A, 1 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.723	(c)	11/15/42		9,650	9,613,831
Series 2025-DBC, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.273	(c)	11/15/42		2,000	1,992,504
DBMS DAC (United Kingdom),
Series 2025-01A, Class D, 144A, SONIA + 2.650% (Cap N/A, Floor 0.000%)	6.403	(c)	02/18/36	GBP	9,250	12,293,253
Durst Commercial Mortgage Trust,
Series 2025-151, Class C, 144A	5.436	(cc)	08/10/42		2,745	2,764,068
Series 2025-151, Class D, 144A	6.338	(cc)	08/10/42		4,075	4,163,175
ELP Commercial Mortgage Trust,
Series 2025-ELP, Class E, 144A	6.020	(cc)	11/13/42		11,662	11,506,978
FHLMC Multifamily Structured Pass-Through Certificates,
Series K058, Class X1, IO	0.892	(cc)	08/25/26		3,271	3,609
FREMF Mortgage Trust,
Series 2019-K735, Class X2A, IO, 144A	0.100		05/25/26		60,145	1,034
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class B, 144A	5.169	(cc)	08/10/41		8,000	8,034,459
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.330	(c)	11/25/41		3,590	3,586,215
Highways PLC (United Kingdom),
Series 2021-01X, Class ASONIA + 1.350% (Cap N/A, Floor 0.000%)	5.095	(c)	12/18/31	GBP	5,000	6,610,188
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340	(cc)	01/13/40		5,400	5,540,944
Series 2025-SPRL, Class E, 144A	6.678	(cc)	01/13/40		1,070	1,085,216
ILPT Commercial Mortgage Trust,
Series 2025-LPF02, Class B, 144A	5.537	(cc)	07/13/42		3,250	3,264,483
IP Mortgage Trust,
Series 2025-IP, Class D, 144A	6.315	(cc)	06/10/42		2,830	2,851,294
Series 2025-IP, Class E, 144A	6.846	(cc)	06/10/42		2,160	2,179,825
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class XB, IO	0.530	(cc)	12/15/48		1,081	8,768
Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.899	(c)	08/17/33	EUR	97	111,863
LBTY Commercial Mortgage Trust,
Series 2026-225L, Class D, 144A	5.708	(cc)	02/10/43		3,000	2,937,610
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.388	(c)	04/15/38		1,366	1,364,747
MLTI Trust,
Series 2026-SF75, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073	(c)	03/15/31		10,000	9,950,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.097	(cc)	03/15/48		6,496	65
Series 2025-05C1, Class XD, IO, 144A	2.638	(cc)	03/15/58		14,216	1,295,646
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.077	(c)	03/15/39		7,250	7,245,469
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458		12/15/43		4,800	4,884,741
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.066	(c)	10/15/40		4,900	4,895,409
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.315	(c)	10/15/40		6,500	6,487,813
Series 2025-PARK, Class C, 144A, 1 Month SOFR + 2.192% (Cap N/A, Floor 2.192%)	5.865	(c)	10/15/40		9,200	9,176,990
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.114	(c)	02/15/42		5,000	4,993,750

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
NYC Commercial Mortgage Trust, (cont’d.)
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.212%(c)	02/15/42		10,000	$10,026,620
Series 2025-300P, Class D, 144A	6.161(cc)	07/13/42		800	796,462
Series 2026-01PARK, Class D, 144A, 1 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	5.978(c)	02/15/43		3,900	3,885,373
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		5,945	6,126,098
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		17,500	18,206,944
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.914(c)	01/23/32	GBP	1,961	2,610,395
SCG Trust,
Series 2025-SNIP, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.573(c)	09/15/42		4,500	4,512,593
Series 2025-SNIP, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.273(c)	09/15/42		3,000	3,003,750
Series 2025-SNIP, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.073(c)	09/15/42		7,500	7,500,000
Sirius Logistics UK DAC (United Kingdom),
Series 2026-01A, Class D, 144A, SONIA + 2.550% (Cap N/A, Floor 0.000%)	6.297(c)	11/17/35	GBP	8,000	10,592,178
SLG Office Trust,
Series 2021-OVA, Class E, 144A	2.851	07/15/41		4,000	3,433,690
Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41		13,500	13,555,708
Taurus DAC (United Kingdom),
Series 2025-UK03A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.544(c)	07/20/35	GBP	1,650	2,188,845
Series 2025-UK03A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	7.544(c)	07/20/35	GBP	1,500	1,983,704
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	5.664(c)	12/15/39		4,920	4,913,850
UK Logistics DAC (United Kingdom),
Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	6.295(c)	05/17/34	GBP	1,128	1,506,132
Series 2025-02A, Class D, 144A, SONIA + 2.900% (Cap N/A, Floor 0.000%)	6.645(c)	08/17/35	GBP	4,966	6,566,481
VNDO Trust,
Series 2016-350P, Class E, 144A	3.903(cc)	01/10/35		8,287	8,272,518
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.914(c)	11/15/41		4,000	4,001,250
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.613(c)	11/15/41		8,000	8,002,500
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.187(c)	05/15/31		1,100	1,099,098
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.287(c)	05/15/31		690	689,400
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.287(c)	05/15/31		1,000	1,000,057
Series 2024-01CHI, Class D, 144A	6.261(cc)	07/15/35		3,200	3,219,418
Series 2024-01CHI, Class E, 144A	7.069(cc)	07/15/35		3,500	3,526,160
Series 2024-05C1, Class XD, IO, 144A	2.634(cc)	07/15/57		13,169	990,167
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.963(c)	10/15/41		2,850	2,837,169
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.612(c)	10/15/41		4,650	4,615,132
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.023(c)	08/15/42		9,250	9,238,426
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.673(c)	08/15/42		4,500	4,497,185
Series 2025-B33RP, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.173(c)	08/15/42		10,800	10,793,244
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class D, 144A	6.171(cc)	07/15/40		5,690	5,767,926
Series 2025-DC, Class E, 144A	7.209(cc)	07/15/40		6,000	6,004,549

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $623,333,483)					620,495,019

CORPORATE BOND 0.7%

Internet
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49		18,500	19,052,657

FLOATING RATE AND OTHER LOANS 1.0%

Auto Parts & Equipment 0.0%
Tenneco, Inc.,
Term B Loan, 1 Month SOFR + 5.000%	8.756(c)	11/17/28		350	340,631

See Notes to Financial Statements.

PGIM Securitized Credit Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services 0.1%
HPS Specialty Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.668%(c)	09/30/34		184	$184,238
Term Loan, 3 Month SOFR + 3.200%^	6.868(c)	09/30/34		425	424,541
HPS Specialty Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.668(c)	09/30/34		276	276,357
Term Loan, 3 Month SOFR + 3.200%^	6.868(c)	09/30/34		637	636,811

					1,521,947

Electric 0.0%
Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.172(c)	07/20/28		14	13,693

Entertainment 0.0%
Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.500%	9.350(c)	02/10/27		236	146,828

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	0.000	01/02/28		23	3,872

Media 0.6%
Project Cannes - BAYVIEW ITL NPL,
Term Loan, 3 Month EURIBOR + 5.500%^	4.708(c)	12/07/29	EUR	13,200	15,257,220

Real Estate 0.3%
Domain Greenbough Partner 2 LLC,
Term Loan	14.570	01/23/32		7,358	7,357,719

Software 0.0%
Meta CW GPU,
Term Loan	0.000	03/31/32		1,036	1,036,228
Term Loan	0.000	03/31/32		2	1,626

					1,037,854

Telecommunications 0.0%
CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%^	5.950(c)	01/29/30		1,190	1,189,601

TOTAL FLOATING RATE AND OTHER LOANS
(cost $26,907,885)					26,869,365

RESIDENTIAL MORTGAGE-BACKED SECURITIES 20.9%
Anchor Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.718(cc)	05/25/40		3,300	3,296,155
Angel Oak Mortgage Trust,
Series 2025-03, Class A1, 144A	5.420(cc)	03/25/70		8,033	8,047,659
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		5,171	5,162,714
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.654(c)	07/01/26		378	379,342
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.862(c)	08/25/34		3,752	3,770,351
Series 2025-01, Class M2, 144A, 30 Day Average SOFR + 3.900% (Cap N/A, Floor 3.900%)	7.562(c)	10/25/35		900	915,952
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64		3,136	3,152,129
Series 2025-NQM05, Class A3, 144A	5.800(cc)	02/25/65		1,015	1,016,888
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65		15,807	15,826,843
Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		4,506	4,499,418
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65		8,763	8,697,773

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BRAVO Residential Funding Trust, (cont’d.)
Series 2026-NQM03, Class A1, 144A	4.985%(cc)	11/25/65		4,254	$4,230,955
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64		2,845	2,796,996
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		5,547	5,581,482
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.228(cc)	02/25/63		593	505,664
Series 2024-RP02, Class B1, 144A	4.228(cc)	02/25/63		180	139,385
Series 2024-RP02, Class B2, 144A	4.223(cc)	02/25/63		65	51,898
Series 2024-RP02, Class B3, PO, 144A	11.043(s)	02/25/63		165	27,045
Series 2024-RP02, Class B4, PO, 144A	14.167(s)	02/25/63		298	31,882
Series 2024-RP02, Class M1, 144A	4.228(cc)	02/25/63		399	330,217
Series 2024-RP02, Class M2, 144A	4.228(cc)	02/25/63		304	237,143
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		8	7,413
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,531	853
Series 2025-RP01, Class A1, 144A	4.018(cc)	01/25/64		4,838	4,485,778
Series 2025-RP01, Class A2, 144A	4.018(cc)	01/25/64		232	173,180
Series 2025-RP01, Class B1, 144A	4.018(cc)	01/25/64		93	58,624
Series 2025-RP01, Class B2, 144A	4.018(cc)	01/25/64		59	33,501
Series 2025-RP01, Class B3, 144A	4.018(cc)	01/25/64		74	37,112
Series 2025-RP01, Class B4, 144A	4.179(cc)	01/25/64		69	29,211
Series 2025-RP01, Class M1, 144A	4.018(cc)	01/25/64		198	141,172
Series 2025-RP01, Class M2, 144A	4.018(cc)	01/25/64		124	85,281
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		6	5,691
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		5,687	569
Clavel Residential 4 DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.538(c)	10/28/66	EUR	5,000	5,677,067
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70		5,966	5,973,747
Series 2025-05, Class M1, 144A	6.296(cc)	05/25/70		2,100	2,110,378
Series 2025-08, Class M1, 144A	6.206(cc)	08/25/70		3,012	3,022,714
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		5,959	5,987,181
Series 2026-02, Class A1F, 144A, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 0.000%)	4.862(c)	03/25/71		6,794	6,793,926
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	9.662(c)	10/25/41		4,000	4,081,820
Series 2022-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	9.662(c)	12/25/41		6,365	6,529,517
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.762(c)	06/25/43		600	622,082
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.362(c)	07/25/44		1,675	1,677,299
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	5.712(c)	09/25/44		2,300	2,305,635
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		6,341	6,346,903
Series 2025-H04, Class A2, 144A	5.778(cc)	06/25/70		4,548	4,561,922
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		11,691	11,623,312
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70		3,399	3,384,408
Series 2025-H10, Class A1, 144A	4.968(cc)	01/25/71		3,881	3,857,253
Series 2025-H10, Class A2, 144A	5.252(cc)	01/25/71		2,558	2,542,113
Series 2026-NQM01, Class A3, 144A	5.157(cc)	02/25/61		2,067	2,046,418
Series 2026-NQM02, Class A3, 144A	5.239(cc)	03/25/61		5,363	5,317,461
Series 2026-NQM03, Class A3, 144A	5.480(cc)	03/25/71		3,600	3,578,590
Series 2026-NQM04, Class A1, 144A	5.485(cc)	04/25/71		4,300	4,299,934
EFMT,
Series 2025-INV01, Class A1, 144A	5.626(cc)	03/25/70		6,830	6,857,736
Series 2026-INV02, Class A3, 144A	5.087(cc)	02/25/71		3,260	3,218,219
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2, 144A, 30 Day Average SOFR + 5.500% (Cap N/A, Floor 0.000%)	9.162(c)	12/25/41		7,137	7,307,180
Series 2022-R06, Class 1B2, 144A, 30 Day Average SOFR + 10.600% (Cap N/A, Floor 0.000%)	14.262(c)	05/25/42		12,300	13,421,052
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.662(c)	12/25/50		750	794,571
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)	7.212(c)	08/25/42		8,000	8,225,314
GCAT Trust,
Series 2026-NQM01, Class A3, 144A	5.192(cc)	12/25/70		4,937	4,885,317

See Notes to Financial Statements.

PGIM Securitized Credit Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A	5.021%(cc)	02/25/66		3,980	$3,964,802
GS Mortgage-Backed Securities Trust,
Series 2026-DSC01, Class A1, 144A	4.725(cc)	05/25/66		3,953	3,902,804
Series 2026-HE01, Class M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	5.559(c)	03/25/66		3,000	3,000,000
HOMES Trust,
Series 2026-NQM02, Class A1, 144A	5.488(cc)	01/25/71		3,300	3,299,986
INCREF LLC,
Series 2025-FL01, Class A, 144A, 1 Month SOFR + 1.728% (Cap N/A, Floor 1.728%)	5.405(c)	10/19/42		9,000	8,993,829
JPMorgan Mortgage Trust,
Series 2025-NQM02, Class A2, 144A	5.770(cc)	09/25/65		5,869	5,887,162
Series 2025-VIS02, Class A1, 144A	5.385(cc)	12/25/55		7,646	7,658,726
Series 2025-VIS02, Class A3, 144A	5.739(cc)	12/25/55		4,779	4,782,334
Series 2026-ACES01, Class M1, 144A	5.609(cc)	04/25/66		5,000	4,950,212
Series 2026-NQX01, Class A1, 144A	5.500(cc)	07/25/66		2,500	2,500,143
Series 2026-VIS01, Class A3, 144A	5.243(cc)	06/25/66		2,482	2,461,718
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.569(c)	01/24/63	EUR	1,900	2,192,764
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		18,987	18,892,695
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		7,733	7,751,134
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		4,000	4,000,066
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		7,400	7,424,771
Series 2025-RTL02, Class A1, 144A	5.612(cc)	04/25/40		2,000	2,006,317
Series 2025-RTL03, Class M1, 144A	6.891(cc)	08/25/40		1,500	1,505,056
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873	06/27/27		20,000	20,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.041(c)	05/26/66	EUR	3,535	3,995,921
MFA Trust,
Series 2025-NQM01, Class A1, 144A	5.441(cc)	03/25/70		3,935	3,952,148
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		8,558	8,594,260
Series 2025-NQM07, Class A1, 144A	4.984(cc)	09/25/70		11,239	11,175,496
Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		6,567	6,553,724
Series 2026-NQM01, Class A2, 144A	5.032(cc)	12/25/70		1,265	1,253,785
Series 2026-NQM02, Class A3, 144A	5.140(cc)	01/26/71		7,440	7,374,153
Series 2026-NQM03, Class A3, 144A	5.565(cc)	03/25/71		4,527	4,514,020
New Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A	4.833(cc)	02/25/66		4,957	4,910,297
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		12,049	12,087,041
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,351	1,353,955
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,318	2,321,920
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		18,498	123,407
Series 2025-INV01, Class B1, 144A	6.594(cc)	02/25/70		750	738,445
Series 2025-INV01, Class B2, 144A	6.594(cc)	02/25/70		590	570,030
Series 2025-INV01, Class B3, 144A	6.594(cc)	02/25/70		370	340,560
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,074,131
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		18,498	288,562
NYMT Loan Trust,
Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60		7,358	7,320,115
OBX Trust,
Series 2024-NQM12, Class M1, 144A	5.933(cc)	07/25/64		4,000	3,990,186
Series 2025-NQM02, Class A1, 144A	5.597(cc)	11/25/64		2,823	2,836,212
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		5,759	5,790,279
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55		5,923	5,935,602
Series 2025-NQM10, Class M1, 144A	6.042(cc)	05/25/65		3,800	3,798,873
Series 2025-NQM11, Class M1, 144A	6.149(cc)	05/25/65		5,000	5,009,894
Series 2026-NQM04, Class A1, 144A	5.173(cc)	02/25/66		5,400	5,387,788

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.162%(c)	05/25/33		4,596	$4,621,515
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.010(c)	03/29/27		5,210	5,233,932
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.760(c)	09/27/28		1,940	1,957,824
PRKCM Trust,
Series 2026-AFC01, Class A1, 144A	4.677(cc)	02/25/61		1,692	1,673,854
PRPM Fundido DAC (Spain),
Series 2025-02A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.039(c)	01/29/75	EUR	1,529	1,731,588
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		2,196	2,197,413
Series 2024-RCF06, Class A3, 144A	4.000(cc)	10/25/64		700	676,941
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		4,500	4,489,714
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		6,454	6,442,820
Series 2025-RCF01, Class A2, 144A	4.500(cc)	02/25/55		1,400	1,370,487
Series 2025-RCF01, Class A3, 144A	4.500(cc)	02/25/55		1,766	1,724,191
Series 2025-RCF03, Class A1, 144A	5.250(cc)	07/25/55		6,097	6,085,314
Series 2025-RCF03, Class A3, 144A	5.250(cc)	07/25/55		876	868,783
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		9,622	9,408,097
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,987	1,915,987
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		1,172	1,127,020
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		1,144	1,094,084
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		402	381,839
PRPM Trust,
Series 2025-NQM01, Class A1, 144A	5.802(cc)	11/25/69		5,449	5,477,427
Radnor Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.562(c)	09/25/34		1,688	1,695,811
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		5,244	5,249,294
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		8,800	8,821,466
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM01, Class A1, 144A	5.545(cc)	01/25/65		7,212	7,233,660
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		5,919	5,899,092
Series 2026-NQM02, Class A1, 144A	4.704(cc)	01/25/66		3,927	3,883,422
SG Residential Mortgage Trust,
Series 2026-01, Class A1, 144A	4.782(cc)	01/25/66		5,270	5,220,081
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		3,661	3,665,395
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		6,404	6,410,063
Series 2025-05, Class M1, 144A	6.014(cc)	06/25/70		4,500	4,496,583
Series 2025-06, Class A1, 144A	5.417(cc)	07/25/70		5,281	5,298,594
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		7,070	7,102,088
Series 2026-03, Class A3, 144A	5.333(cc)	03/25/71		4,500	4,476,080

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $565,230,599)					565,201,127

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes	3.500	09/30/26		250	249,658
U.S. Treasury Notes	4.125	01/31/27		550	551,676
U.S. Treasury Notes(k)	4.250	11/30/26		1,700	1,705,512
U.S. Treasury Notes	4.250	12/31/26		540	541,919

TOTAL U.S. TREASURY OBLIGATIONS
(cost $3,039,909)					3,048,765

				Shares

COMMON STOCKS 0.0%

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)				3,163	595

See Notes to Financial Statements.

PGIM Securitized Credit Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.0%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	81	$5,781
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	1,852	132,187
Heritage Power LLC, Litigation Trust Interests*^	2,132	1,066

		139,034

TOTAL COMMON STOCKS
(cost $28,534)		139,629

	Units

WARRANTS* 0.0%

Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	5,916	—

TOTAL LONG-TERM INVESTMENTS
(cost $2,654,647,220)		2,670,678,763

	Shares

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)
(cost $32,044,302)(wa)	32,044,302	32,044,302

TOTAL INVESTMENTS 99.9%
(cost $2,686,691,522)		2,702,723,065
Other assets in excess of liabilities(z) 0.1%		2,130,237

NET ASSETS 100.0%		$2,704,853,302

Below is a list of the abbreviation(s) used in the semiannual report:

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PO—Principal Only

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

16

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $38,398,919 and 1.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	06/28/19	$94,181	$83,500	0.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	06/28/19-08/26/20	184,522	172,000	0.0
20 Times Square Trust,
Series 2018-20TS, Class F, 144A, 3.100%(cc), 05/15/35	08/26/20-04/07/22	483,088	462,800	0.0
Diamond Sports Group LLC*	01/02/25	8,280	595	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	—	0.0

Total		$770,071	$718,895	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at March 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $1,517,647)^	1,518	$1,517,647	$—	$—
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $390,292)^	390	390,292	—	—
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, 0.000%, Maturity Date 01/23/32 (cost $5,642,281)	5,642	5,642,281	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $506,655)^	507	506,655	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,225,103)^	1,225	1,225,103	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $759,983)^	760	759,983	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,837,654)^	1,838	1,837,654	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $5,962,146)	5,962	5,962,146	—	—

		$17,841,761	$—	$—

Futures contracts outstanding at March 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
921	3 Month CME SOFR	Jun. 2026	$221,788,313	$(93,787)

Short Positions:
1,748	2 Year U.S. Treasury Notes	Jun. 2026	362,614,405	2,587,114
4	5 Year Euro-Bobl	Jun. 2026	533,679	11,474
1,140	5 Year U.S. Treasury Notes	Jun. 2026	123,324,847	927,987
5	10 Year Euro-Bund	Jun. 2026	724,660	20,581
205	10 Year U.S. Treasury Notes	Jun. 2026	22,764,610	402,466
48	10 Year U.S. Ultra Treasury Notes	Jun. 2026	5,448,750	97,592
127	20 Year U.S. Treasury Bonds	Jun. 2026	14,462,125	402,066

See Notes to Financial Statements.

PGIM Securitized Credit Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Futures contracts outstanding at March 31, 2026 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	$815,938	$24,716
1	Euro Schatz Index	Jun. 2026	122,231	1,375

				4,475,371

				$4,381,584

Forward foreign currency exchange contracts outstanding at March 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	JPM	GBP	649	$862,055	$858,741	$—	$ (3,314)
Expiring 04/02/26	UAG	GBP	34,544	46,298,744	45,721,649	—	(577,095)
Canadian Dollar,
Expiring 04/02/26	JPM	CAD	3,622	2,625,939	2,603,894	—	(22,045)
Euro,
Expiring 04/02/26	JPM	EUR	398,601	459,869,698	460,765,629	895,931	—

				$509,656,436	$509,949,913	895,931	(602,454)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	CITI	GBP	35,192	$47,565,065	$46,580,390	$984,675	$—
Expiring 05/12/26	JPM	GBP	5,006	6,675,765	6,624,848	50,917	—
Expiring 05/12/26	UAG	GBP	34,544	46,295,289	45,718,337	576,952	—
Canadian Dollar,
Expiring 04/02/26	MSI	CAD	3,622	2,652,528	2,603,894	48,634	—
Expiring 05/12/26	JPM	CAD	3,622	2,630,430	2,608,441	21,989	—
Euro,
Expiring 04/02/26	JPM	EUR	393,813	464,240,704	455,231,087	9,009,617	—
Expiring 04/02/26	MSI	EUR	4,788	5,517,492	5,534,541	—	(17,049)
Expiring 05/12/26	JPM	EUR	398,601	460,754,593	461,658,059	—	(903,466)

				$1,036,331,866	$1,026,559,597	10,692,784	(920,515)

						$11,588,715	$(1,522,969)

Credit default swap agreement outstanding at March 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,000		*	$20,696	$(3,947)	$24,643	GSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

18

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at March 31, 2026:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
	1 Day SOFR + 2.72bps (Q)/			3 Month EURIBOR + 2.50bps(Q)/
15,212	6.40%%	EUR	13,200	4.58%%	JPM	11/07/29	$(33,287)	$—	$(33,287)

Interest rate swap agreements outstanding at March 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
5,215	05/13/27	4.497	%(A)	1 Day SOFR(1)(A)/ 3.680%	$(1,662)	$(54,679)	$(53,017)
183,325	11/11/28	4.350	%(A)	1 Day SOFR(1)(A)/ 3.680%	(5,285,640)	(3,869,747)	1,415,893
3,245	05/13/29	4.253	%(A)	1 Day SOFR(2)(A)/ 3.680%	2,464	63,389	60,925
92,400	05/11/30	4.150	%(A)	1 Day SOFR(1)(A)/ 3.680%	(1,503,868)	(2,011,291)	(507,423)

					$(6,788,706)	$(5,872,328)	$916,378

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(3,947)	$24,643	$(33,287)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$8,237,000	$1,378,455

See Notes to Financial Statements.

PGIM Securitized Credit Fund 19

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$26,083,218	$—
Collateralized Loan Obligations	—	965,827,513	—
Consumer Loans	—	80,807,925	—
Credit Cards	—	10,715,747	—
Equipment	—	28,685,883	—
Home Equity Loans	—	202,398,184	—
Other	—	96,740,452	—
Residential Mortgage-Backed Securities	—	21,090,268	106,134
Small Business Loan	—	3,091,106	—
Student Loan	—	325,771	—
Commercial Mortgage-Backed Securities	—	620,495,019	—
Corporate Bond	—	19,052,657	—
Floating Rate and Other Loans	—	8,886,904	17,982,461
Residential Mortgage-Backed Securities	—	544,912,565	20,288,562
U.S. Treasury Obligations	—	3,048,765	—
Common Stocks	—	138,563	1,066
Warrants	—	—	—
Short-Term Investment
Affiliated Mutual Fund	32,044,302	—	—

Total	$32,044,302	$2,632,300,540	$38,378,223

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$—	**
Futures Contracts	4,475,371	—	—
OTC Forward Foreign Currency Exchange Contracts	—	11,588,715	—
OTC Credit Default Swap Agreement	—	—	20,696
Centrally Cleared Interest Rate Swap Agreements	—	1,476,818	—

Total	$4,475,371	$13,065,533	$20,696

Liabilities
Futures Contracts	$(93,787)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,522,969)	—
OTC Currency Swap Agreement	—	(33,287)	—
Centrally Cleared Interest Rate Swap Agreements	—	(560,440)	—

Total	$(93,787)	$(2,116,696)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments , and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

20

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Residential Mortgage- Backed Securities	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 09/30/25	$132,524	$13,576	$435,181
Realized gain (loss)	841	—	805,842
Change in unrealized appreciation (depreciation)	4,443	47,447	(158,368)
Purchase/Exchange/Issuances	—	17,921,438	20,018,626
Sales/Paydowns	(31,674)	—	(843,801)
Accrued discount/premium	—	—	31,082
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 03/31/26	$106,134	$17,982,461	$20,288,562

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$4,443	$47,447	$(158,368)

	Common Stocks	Unfunded Loan Commitments	OTC Credit Default Swap Agreements
Balance as of 09/30/25	$1,066	$—	$20,059
Realized gain (loss)	—	—	4,473
Change in unrealized appreciation (depreciation)	—	—	(5,316)
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	1,480
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 03/31/26	$1,066	$—	$20,696

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$(5,316)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of March 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Asset-Backed Securities Residential Mortgage-Backed Securities	$1	Market/Recovery Value	Recovery Rate	100.00%	Increase
Asset-Backed Securities Residential Mortgage-Backed Securities	106,133	Market/Yield and Spread	Adjusted Spread	400 bps	Decrease
Floating Rate and Other Loans	17,968,768	Market/Transaction-Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	—	Market/Transaction-Based	Discount/Premium Factor	0.00%	NA
Common Stocks	1,066	Market/Recovery Value	Recovery Rate	0.00%	Increase

	$18,075,968

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of March 31, 2026, the aggregate value of these securities and/or derivatives was $20,322,951. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM Securitized Credit Fund 21

Schedule of Investments (unaudited) (continued)

as of March 31, 2026

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2026 were as follows:

Collateralized Loan Obligations	35.7%
Commercial Mortgage-Backed Securities	22.9
Residential Mortgage-Backed Securities	21.7
Home Equity Loans	7.5
Other	3.6
Consumer Loans	3.0
Affiliated Mutual Fund	1.2
Equipment	1.0
Automobiles	1.0
Internet	0.7
Media	0.6
Credit Cards	0.4
Real Estate	0.3
Small Business Loan	0.1
U.S. Treasury Obligations	0.1
Diversified Financial Services	0.1
Telecommunications	0.0	*

Software	0.0	*%
Auto Parts & Equipment	0.0	*
Student Loan	0.0	*
Entertainment	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Electric	0.0	*
Interactive Media & Services	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$ —		Premiums received for OTC swap agreements	$ 3,947
Credit contracts	Unrealized appreciation on OTC swap agreements	24,643		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	11,588,715		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,522,969
Interest rate contracts	Due from/to broker-variation margin futures	4,475,371	*	Due from/to broker-variation margin futures	93,787	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,476,818	*	Due from/to broker-variation margin swaps	560,440	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	33,287

		$17,565,547			$2,214,430

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$125,902
Foreign exchange contracts	—	190,418	—
Interest rate contracts	(833,871)	—	197,625

Total	$(833,871)	$190,418	$323,527

See Notes to Financial Statements.

22

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(836)
Foreign exchange contracts	—	12,085,448	—
Interest rate contracts	4,923,355	—	2,374,483

Total	$4,923,355	$12,085,448	$2,373,647

For the six months ended March 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$255,310,448
Futures Contracts - Short Positions (1)	525,267,062
Forward Foreign Currency Exchange Contracts - Purchased (2)	305,965,701
Forward Foreign Currency Exchange Contracts - Sold (2)	774,559,955
Credit Default Swap Agreements - Sell Protection (1)	14,999,658
Currency Swap Agreements (1)	5,070,548
Interest Rate Swap Agreements (1)	223,076,667

*	Average volume is based on average quarter end balances for the six months ended March 31, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$984,675	$—	$984,675	$(984,675)	$—
GSI	24,643	(3,947)	20,696	—	20,696
JPM	9,978,454	(962,112)	9,016,342	(9,016,342)	—
MSI	48,634	(17,049)	31,585	—	31,585
UAG	576,952	(577,095)	(143)	—	(143)

	$11,613,358	$(1,560,203)	$10,053,155	$(10,001,017)	$52,138

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 23

Statement of Assets and Liabilities (unaudited)

as of March 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $2,654,647,220)	$2,670,678,763
Affiliated investments (cost $32,044,302)	32,044,302
Cash	1,721
Foreign currency, at value (cost $74,385)	73,306
Cash segregated for counterparty - OTC	1,130,000
Dividends and interest receivable	16,214,846
Unrealized appreciation on OTC forward foreign currency exchange contracts	11,588,715
Receivable for investments sold	10,607,986
Deposit with broker for centrally cleared/exchange-traded derivatives	8,237,000
Receivable for Fund shares sold	5,501,137
Unrealized appreciation on OTC swap agreements	24,643
Prepaid expenses	7,219

Total Assets	2,756,109,638

Liabilities
Payable for investments purchased	40,116,140
Payable for Fund shares purchased	7,438,816
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,522,969
Management fee payable	1,138,001
Due to broker—variation margin futures	396,081
Accrued expenses and other liabilities	361,175
Due to broker—variation margin swaps	198,016
Distribution fee payable	46,311
Unrealized depreciation on OTC swap agreements	33,287
Premiums received for OTC swap agreements	3,947
Dividends and Distributions payable	1,093
Affiliated transfer agent fee payable	500

Total Liabilities	51,256,336

Net Assets	$2,704,853,302

Net assets were comprised of:
Shares of beneficial interest, at par	$277,208
Paid-in capital in excess of par	2,695,444,373
Total distributable earnings (loss)	9,131,721

Net assets, March 31, 2026	$2,704,853,302

See Notes to Financial Statements.

24

Class A

Net asset value and redemption price per share, ($78,451,601 ÷ 8,039,327 shares of beneficial interest issued and outstanding)	$9.76
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.09

Class C

Net asset value, offering price and redemption price per share, ($35,304,437 ÷ 3,620,890 shares of beneficial interest issued and outstanding)	$9.75

Class Z

Net asset value, offering price and redemption price per share, ($2,518,508,604 ÷ 258,105,294 shares of beneficial interest issued and outstanding)	$9.76

Class R6

Net asset value, offering price and redemption price per share, ($72,588,660 ÷ 7,442,588 shares of beneficial interest issued and outstanding)	$9.75

See Notes to Financial Statements.

PGIM Securitized Credit Fund 25

Statement of Operations (unaudited)

Six Months Ended March 31, 2026

Net Investment Income (Loss)

Income
Interest income	$69,270,529
Affiliated dividend income	1,704,466

Total income	70,974,995

Expenses
Management fee	7,549,457
Distribution fee(a)	252,970
Transfer agent’s fees and expenses (including affiliated expense of $1,553)(a)	1,421,287
Registration fees(a)	135,278
Custodian and accounting fees	63,181
Shareholders’ reports	49,454
Audit fee	33,159
Professional fees	24,765
Trustees’ fees	18,392
SEC registration fees	580
Miscellaneous	29,297

Total expenses	9,577,820
Less: Fee waiver and/or expense reimbursement(a)	(1,144,376)

Net expenses	8,433,444

Net investment income (loss)	62,541,551

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $64,951)	1,511,380
Futures transactions	(833,871)
Forward currency contract transactions	190,418
Swap agreement transactions	323,527
Foreign currency transactions	1,729,265

2,920,719

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(253,324))	(24,326,660)
Futures	4,923,355
Forward currency contracts	12,085,448
Swap agreements	2,373,647
Foreign currencies	235,896

(4,708,314)

Net gain (loss) on investment and foreign currency transactions	(1,787,595)

Net Increase (Decrease) In Net Assets Resulting From Operations	$60,753,956

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	80,779	172,191	—	—
Transfer agent’s fees and expenses	13,682	8,006	1,399,290	309
Registration fees	13,183	12,620	95,088	14,387
Fee waiver and/or expense reimbursement	(15,965)	(14,841)	(1,095,200)	(18,370)

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2026	Year Ended September 30, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$62,541,551	$89,634,745
Net realized gain (loss) on investment and foreign currency transactions	2,920,719	(21,022,482)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,708,314)	28,967,514

Net increase (decrease) in net assets resulting from operations	60,753,956	97,579,777

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,525,603)	(1,704,386)
Class C	(685,602)	(791,966)
Class Z	(59,195,127)	(88,639,249)
Class R6	(1,135,989)	(284,507)

	(62,542,321)	(91,420,108)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	833,364,055	2,458,565,468
Net asset value of shares issued in reinvestment of dividends and distributions	62,527,739	91,401,032
Cost of shares purchased	(607,394,719)	(751,407,808)

Net increase (decrease) in net assets from Fund share transactions	288,497,075	1,798,558,692

Total increase (decrease)	286,708,710	1,804,718,361

Net Assets:
Beginning of period	2,418,144,592	613,426,231

End of period	$2,704,853,302	$2,418,144,592

See Notes to Financial Statements.

PGIM Securitized Credit Fund 27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76		$9.72	$9.47	$9.34	$9.88	$9.45
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.50	0.61	0.56	0.30	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	0.06	0.26	0.22	(0.54)	0.40
Total from investment operations	0.23		0.56	0.87	0.78	(0.24)	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.52)	(0.62)	(0.65)	(0.30)	(0.23)
Net asset value, end of period	$9.76		$9.76	$9.72	$9.47	$9.34	$9.88
Total Return(c):	2.38%		5.93%	9.46%	8.61%	(2.46)%	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$78,452		$51,999	$9,369	$661	$135	$39
Average net assets (000)	$64,801		$32,992	$4,228	$1,122	$96	$26
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	1.00%	1.39%	1.89%	10.95%	26.65%
Net investment income (loss)	4.72	%(e)	5.07%	6.26%	6.03%	3.09%	2.70%
Portfolio turnover rate(f)	37%		36%	46%	47%	37%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.75		$9.72	$9.47	$9.34	$9.88	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.42	0.54	0.49	0.23	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	0.06	0.26	0.21	(0.54)	0.41
Total from investment operations	0.19		0.48	0.80	0.70	(0.31)	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.45)	(0.55)	(0.57)	(0.23)	(0.16)
Net asset value, end of period	$9.75		$9.75	$9.72	$9.47	$9.34	$9.88
Total Return(c):	2.00%		5.03%	8.65%	7.79%	(3.21)%	6.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,304		$32,052	$3,063	$113	$92	$10
Average net assets (000)	$34,533		$18,122	$1,197	$83	$60	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.65	%(e)	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses before waivers and/or expense reimbursement	1.74	%(e)	1.82%	3.24%	10.01%	11.95%	64.82%
Net investment income (loss)	3.98	%(e)	4.28%	5.53%	5.25%	2.38%	1.97%
Portfolio turnover rate(f)	37%		36%	46%	47%	37%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76		$9.72	$9.47	$9.34	$9.88	$9.45
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.52	0.64	0.60	0.31	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	0.07	0.26	0.20	(0.52)	0.40
Total from investment operations	0.24		0.59	0.90	0.80	(0.21)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.55)	(0.65)	(0.67)	(0.33)	(0.26)
Net asset value, end of period	$9.76		$9.76	$9.72	$9.47	$9.34	$9.88
Total Return(c):	2.51%		6.19%	9.77%	8.87%	(2.21)%	7.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,518,509		$2,314,491	$600,943	$135,574	$70,190	$32,193
Average net assets (000)	$2,382,585		$1,625,137	$300,906	$88,825	$61,949	$29,735
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.74	%(e)	0.77%	0.83%	0.99%	1.07%	1.40%
Net investment income (loss)	4.98	%(e)	5.35%	6.58%	6.37%	3.20%	2.97%
Portfolio turnover rate(f)	37%		36%	46%	47%	37%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76		$9.72	$9.47	$9.34		$9.88	$9.45
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.52	0.68	0.64		0.32	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.07	0.22	0.16		(0.53)	0.40
Total from investment operations	0.24		0.59	0.90	0.80		(0.21)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.55)	(0.65)	(0.67)		(0.33)	(0.26)
Net asset value, end of period	$9.75		$9.76	$9.72	$9.47		$9.34	$9.88
Total Return(b):	2.43%		6.23%	9.84%	8.91%		(2.16)%	7.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,589		$19,604	$50	$358		$10	$11
Average net assets (000)	$45,571		$5,390	$30	$80		$17	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60	%(d)	0.60%	0.60%	0.61	%(e)	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.68	%(d)	1.10%	34.13%	9.41%		35.37%	62.68%
Net investment income (loss)	5.01	%(d)	5.24%	7.17%	6.68%		3.31%	3.02%
Portfolio turnover rate(f)	37%		36%	46%	47%		37%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the for the year ended September 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 31

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

32

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Fund’s valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Securitized Credit Fund 33

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

34

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

PGIM Securitized Credit Fund 35

Notes to Financial Statements (unaudited) (continued)

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or

36

loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its investment group PGIM Credit and PGIM Limited (collectively the “subadviser”). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%
0.55% of the Fund’s average daily net assets from $2.5 billion to $5 billion;
0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the

PGIM Securitized Credit Fund 37

Notes to Financial Statements (unaudited) (continued)

expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.90%
C	1.65
Z	0.65
R6	0.60

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended March 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$139,655	$2,823
C	—	7,204

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of

Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

38

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$1,177,449,585	$921,359,294

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa) :

PGIM AAA CLO ETF

$37,337,500	$ —	$ 37,149,127	$(253,324)	$64,951	$—	—	$ 623,594	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wa)

$21,281,330	$526,998,700	$516,235,728	$ —	$ —	$32,044,302	32,044,302	$1,080,872	$—

(wa) Represents investments in Funds affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,686,493,310	$47,226,139	$(15,645,267)	$31,580,872

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$5,618,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2026).

Qualified Late-Year Losses	Post-October Capital Losses
$22,301,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

PGIM Securitized Credit Fund 39

Notes to Financial Statements (unaudited) (continued)

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,298	0.1%
Z	7,438	0.1
R6	1,393	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	91.1

40

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2026:
Shares sold	4,355,487	$42,594,119
Shares issued in reinvestment of dividends and distributions	156,034	1,525,547
Shares purchased	(1,728,693)	(16,902,024)
Net increase (decrease) in shares outstanding before conversion	2,782,828	27,217,642
Shares issued upon conversion from other share class(es)	1,779	17,400
Shares purchased upon conversion into other share class(es)	(71,844)	(701,689)
Net increase (decrease) in shares outstanding	2,712,763	$26,533,353

Year ended September 30, 2025:
Shares sold	5,387,043	$52,442,877
Shares issued in reinvestment of dividends and distributions	174,384	1,697,922
Shares purchased	(1,149,163)	(11,185,294)
Net increase (decrease) in shares outstanding before conversion	4,412,264	42,955,505
Shares issued upon conversion from other share class(es)	4,178	40,614
Shares purchased upon conversion into other share class(es)	(53,615)	(521,693)
Net increase (decrease) in shares outstanding	4,362,827	$42,474,426

Class C
Six months ended March 31, 2026:
Shares sold	650,042	$6,349,033
Shares issued in reinvestment of dividends and distributions	70,154	685,398
Shares purchased	(378,823)	(3,702,575)
Net increase (decrease) in shares outstanding before conversion	341,373	3,331,856
Shares purchased upon conversion into other share class(es)	(6,389)	(62,545)
Net increase (decrease) in shares outstanding	334,984	$3,269,311

Year ended September 30, 2025:
Shares sold	3,052,805	$29,702,168
Shares issued in reinvestment of dividends and distributions	81,280	790,894
Shares purchased	(146,881)	(1,427,689)
Net increase (decrease) in shares outstanding before conversion	2,987,204	29,065,373
Shares purchased upon conversion into other share class(es)	(16,561)	(160,980)
Net increase (decrease) in shares outstanding	2,970,643	$28,904,393

Class Z
Six months ended March 31, 2026:
Shares sold	74,309,466	$726,717,354
Shares issued in reinvestment of dividends and distributions	6,054,164	59,188,037
Shares purchased	(59,272,942)	(579,536,229)
Net increase (decrease) in shares outstanding before conversion	21,090,688	206,369,162
Shares issued upon conversion from other share class(es)	73,307	716,176
Shares purchased upon conversion into other share class(es)	(152,880)	(1,492,324)
Net increase (decrease) in shares outstanding	21,011,115	$205,593,014

Year ended September 30, 2025:
Shares sold	241,963,809	$2,355,959,121
Shares issued in reinvestment of dividends and distributions	9,101,811	88,627,709
Shares purchased	(75,820,331)	(737,312,687)
Net increase (decrease) in shares outstanding before conversion	175,245,289	1,707,274,143
Shares issued upon conversion from other share class(es)	65,992	642,142
Shares purchased upon conversion into other share class(es)	(22,462)	(218,468)
Net increase (decrease) in shares outstanding	175,288,819	$1,707,697,817

Class R6
Six months ended March 31, 2026:
Shares sold	5,904,542	$57,703,549
Shares issued in reinvestment of dividends and distributions	115,495	1,128,757

PGIM Securitized Credit Fund 41

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount
Shares purchased	(742,417)	$(7,253,891)
Net increase (decrease) in shares outstanding before conversion	5,277,620	51,578,415
Shares issued upon conversion from other share class(es)	156,031	1,522,982
Net increase (decrease) in shares outstanding	5,433,651	$53,101,397

Year ended September 30, 2025:
Shares sold	2,104,248	$20,461,302
Shares issued in reinvestment of dividends and distributions	29,220	284,507
Shares purchased	(152,186)	(1,482,138)
Net increase (decrease) in shares outstanding before conversion	1,981,282	19,263,671
Shares issued upon conversion from other share class(es)	22,470	218,385
Net increase (decrease) in shares outstanding	2,003,752	$19,482,056

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
	1.00% plus the higher of (1) the effective federal funds	1.00% plus the higher of (1) the effective federal funds
Annualized Interest Rate on Borrowings	rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2026.

9.  Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty,

42

expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other

PGIM Securitized Credit Fund 43

Notes to Financial Statements (unaudited) (continued)

reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can

46

experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Securitized Credit Fund 45

Notes to Financial Statements (unaudited) (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the

U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.  Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.  Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

46

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 19, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 19, 2026